UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Commodity Strategy Fund

Eaton Vance Multisector Income Fund

Eaton Vance Short Duration Inflation-Protected Income Fund (formerly, Eaton Vance Short Duration Real Return Fund)

Eaton Vance

Commodity Strategy Fund

January 31, 2018 (Unaudited)

Eaton Vance Commodity Strategy Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing directly in securities and commodity-linked derivatives and in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust managed by an affiliate of Eaton Vance Management. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2018, the Fund owned 0.3% of the Portfolio’s outstanding interests. The Portfolio’s and the Fund’s Consolidated Portfolio of Investments at January 31, 2018 are set forth below.

Eaton Vance

Commodity Strategy Fund

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 53.5%

Description		Value
Global Macro Absolute Return Advantage Portfolio (identified cost, $11,346,010)		$12,694,135

Total Investment in Affiliated Portfolio (identified cost $11,346,010)		$12,694,135

Short-Term Investments — 42.4%

U.S. Treasury Obligations — 26.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 4/26/18	$3,000	$2,990,112
0.00%, 5/24/18(1)	3,200	3,185,465

Total U.S. Treasury Obligations (identified cost $6,177,465)		$6,175,577

Other — 16.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(2)	3,890,684	$3,891,073

Total Other (identified cost $3,890,985)		$3,891,073

Total Short-Term Investments (identified cost $10,068,450)		$10,066,650

Total Investments — 95.9% (identified cost $21,414,460)		$22,760,785

Other Assets, Less Liabilities — 4.1%		$983,748

Net Assets — 100.0%		$23,744,533

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

1

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $12,691.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,400	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.14%	5/24/18	$(26,281)
Citibank, N.A.	4,750	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.19	2/22/18	202,529
Citibank, N.A.	1,330	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.19	2/22/18	43,874
Credit Suisse International	5,250	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.17	4/26/18	267,566
Merrill Lynch International	5,000	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.15	3/22/18	238,338
Merrill Lynch International	1,000	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.15	3/22/18	9,214

							$735,240

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $4,583,129 or 19.3% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective and its use of derivatives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position whose primary underlying risk exposure is commodity risk was $761,521 and $26,281, respectively.

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$12,694,135	$—	$—	$12,694,135
Short-Term Investments -
U.S. Treasury Obligations	—	6,175,577	—	6,175,577
Other	—	3,891,073	—	3,891,073
Total Investments	$12,694,135	$10,066,650	$—	$22,760,785
Swap Contracts	$—	$761,521	$—	$761,521
Total	$12,694,135	$10,828,171	$—	$23,522,306

Liability Description
Swap Contracts	$—	$(26,281)	$—	$(26,281)
Total	$—	$(26,281)	$—	$(26,281)

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Global Macro Absolute Return Advantage Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 53.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$54,809,996

Total Albania			$54,809,996

Australia — 3.0%
Australia Government Bond, 3.00%, 3/21/47(1)(2)	AUD	152,482	$113,500,151
Australia Government Bond, 3.25%, 6/21/39(1)(2)	AUD	34,500	27,764,093

Total Australia			$141,264,244

Barbados — 1.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	29,459	$22,204,721
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	29,435	24,689,784
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	30,909	27,199,920

Total Barbados			$74,094,425

Cyprus — 1.6%
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	53,850	$78,234,116

Total Cyprus			$78,234,116

Dominican Republic — 3.3%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,664,464
Dominican Republic, 10.375%, 3/6/26(1)(2)	DOP	913,000	20,040,303
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,386,500	29,660,150
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	40,923,859
Dominican Republic, 12.00%, 3/5/32(1)	DOP	441,000	10,305,333
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	21,191,319
Dominican Republic, 15.00%, 4/5/19(1)	DOP	584,500	13,131,167
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,684,923
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,100,632
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,786,339
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,625,676

Total Dominican Republic			$157,114,165

El Salvador — 4.7%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$4,139,817
Republic of El Salvador, 6.375%, 1/18/27(1)(2)	USD	17,931	18,401,689
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	27,000	29,767,500
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	40,167	44,355,615
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	39,358,760
Republic of El Salvador, 8.625%, 2/28/29(1)(2)	USD	75,465	89,048,700

Total El Salvador			$225,072,081

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$133,698
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,736,934
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	877,211
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,177,543

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	$3,480,017
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	921,403

Total Georgia			$8,326,806

Greece — 1.0%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	8,522	$10,824,367
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(3)	EUR	27,818	36,742,782

Total Greece			$47,567,149

Iceland — 2.4%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,753,946	$17,152,954
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	746,731
Republic of Iceland, 6.50%, 1/24/31	ISK	5,991,265	66,983,378
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	6,050,481
Republic of Iceland, 8.00%, 6/12/25	ISK	1,937,677	22,799,489

Total Iceland			$113,733,033

India — 2.6%
India Government Bond, 6.68%, 9/17/31	INR	1,553,000	$22,391,426
India Government Bond, 6.79%, 5/15/27	INR	3,896,000	58,026,151
India Government Bond, 7.61%, 5/9/30	INR	2,828,000	43,982,589

Total India			$124,400,166

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,505,984

Total Kazakhstan			$9,505,984

Macedonia — 5.8%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	37,210	$46,746,898
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	95,427	128,702,552
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	53,708	73,949,397
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	24,578,463

Total Macedonia			$273,977,310

New Zealand — 5.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	50,297	$38,672,298
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	102,953	83,818,233
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	103,978	83,002,919
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	66,924	57,139,291

Total New Zealand			$262,632,741

Serbia — 10.9%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$234,118,211
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	21,103,359
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	20,604,329
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	29,547,473
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	153,541,041
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	61,223,324

Total Serbia			$520,137,737

Sri Lanka — 6.8%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$40,678,111
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	763,312
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,373,701
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,552,642
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,866,000	18,458,026

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	$15,952,726
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,910,063
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	14,434,314
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	30,789,102
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,959,746
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,430,217
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,512,000	10,189,019
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	5,632,720	38,413,230
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,875,361
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	696,881
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	4,723,870	32,900,746
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	3,546,206
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,908,285
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	4,842,310
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000	25,370,481
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	12,725,907
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000	22,312,765

Total Sri Lanka			$324,083,151

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	11,283	$11,959,980

Total Suriname			$11,959,980

Thailand — 1.7%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,593,998	$81,121,858

Total Thailand			$81,121,858

Turkey — 0.9%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000	$44,212,560

Total Turkey			$44,212,560

Total Foreign Government Bonds (identified cost $2,347,787,224)			$2,552,247,502

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(5)	ARS	165,870	$8,329,656
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(5)	USD	10,071	8,976,987

Total Argentina			$17,306,643

Ecuador — 0.8%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(5)	USD	5,224	$5,367,498
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	11,600	11,449,200
Petroamazonas EP, 4.625%, 11/6/20(1)	USD	22,000	21,248,370

Total Ecuador			$38,065,068

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,749,265
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,030	1,631,149

Total Georgia			$8,380,414

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	13,133	$13,592,655

Total Honduras			$13,592,655

Indonesia — 0.0%(6)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$2,114,753

Total Indonesia			$2,114,753

Total Foreign Corporate Bonds (identified cost $83,399,025)			$79,459,533

Sovereign Loans — 2.6%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.4%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(5)(7)		$21,920	$21,792,382

Total Barbados			$21,792,382

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(7)		$8,622	$8,479,964

Total Ethiopia			$8,479,964

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(8)(9)	ISK	4,000,000	$39,491,021

Total Iceland			$39,491,021

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(5)		$3,134	$3,134,000

Total Kenya			$3,134,000

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(5)		$50,800	$51,782,218

Total Tanzania			$51,782,218

Total Sovereign Loans (identified cost $123,423,632)			$124,679,585

Credit Linked Notes (CLN) — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(3)(10)	USD	3,000	$3,037,500

Total Argentina			$3,037,500

Total Credit Linked Notes (CLN) (identified cost $3,037,576)			$3,037,500

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 350, Class F2, 1.711%, (1 mo. USD LIBOR + 0.35%), 9/15/40(5)	$6,904	$6,892,938
Series 2770, (Interest Only), Class SH, 5.541%, (7.10% - 1 mo. USD LIBOR), 3/15/34(11)(12)	1,993	358,471
Series 4691, Class FA, 1.91%, (1 mo. USD LIBOR + 0.35%), 6/15/47(5)	2,870	2,868,844
Series 4707, Class LF, 1.91%, (1 mo. USD LIBOR + 0.35%), 8/15/47(5)	16,714	16,710,339
Series 4748, Class FG, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(5)	8,912	8,834,225
Series 4748, Class HF, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(5)	6,484	6,462,862
Series 4751, Class EF, 1.81%, (1 mo. USD LIBOR + 0.25%), 5/15/41(5)	16,614	16,611,462
Series 4752, Class PF, 1.86%, (1 mo. USD LIBOR + 0.30%), 11/15/47(5)	35,325	35,037,407

		$93,776,548

Federal National Mortgage Association:
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	$365	$11,286
Series 2010-109, (Interest Only), Class PS, 5.039%, (6.60% - 1 mo. USD LIBOR), 10/25/40(11)(12)	4,780	777,069
Series 2017-54, Class FB, 1.661%, (1 mo. USD LIBOR + 0.30%), 7/25/47(5)	11,743	11,742,410
Series 2017-68, Class AF, 1.661%, (1 mo. USD LIBOR + 0.30%), 9/25/47(5)	12,505	12,498,117
Series 2017-104, Class FB, 1.911%, (1 mo. USD LIBOR + 0.35%), 1/25/48(5)	13,185	13,117,689

		$38,146,571

Government National Mortgage Association:
Series 2016-122, Class BF, 1.868%, (1 mo. USD LIBOR + 0.30%), 9/20/46(5)	$5,448	$5,439,116
Series 2016-160, Class CF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/46(5)	4,067	4,060,558
Series 2017-117, Class EF, 1.868%, (1 mo. USD LIBOR + 0.30%), 8/20/47(5)	4,601	4,592,992
Series 2017-163, Class GF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/47(5)	4,120	4,113,380
Series 2017-174, Class AF, 1.848%, (1 mo. USD LIBOR + 0.28%), 1/20/43(5)	22,046	22,027,324
Series 2017-188, Class FA, 1.848%, (1 mo. USD LIBOR + 0.28%), 9/20/43(5)	23,180	23,167,733
Series 2018-7, Class F, 1.864%, (1 mo. USD LIBOR + 0.30%), 1/20/48(5)	11,570	11,584,470
Series 2018-11, Class FA, 1.854%, (1 mo. USD LIBOR + 0.30%), 1/20/48(5)	23,450	23,451,687
Series 2017-182, Class FN, 1.86%, (1 mo. USD LIBOR + 0.30%), 12/16/47(5)	6,424	6,424,925

		$104,862,185

Total Collateralized Mortgage Obligations (identified cost $236,954,609)		$236,785,304

Small Business Administration Loans (Interest Only)(13) — 0.9%

Security	Principal Amount (000’s omitted)	Value
2.803%, 10/1/40	$140,954	$18,844,832
2.112%, 5/3/41	56,460	5,642,426
3.054%, 11/26/39	141,228	19,989,029

Total Small Business Administration Loans (Interest Only) (identified cost $44,031,554)		$44,476,287

Common Stocks — 8.1%

Security	Shares	Value
Cyprus — 0.4%
Bank of Cyprus Holdings PLC(14)(15)	6,006,511	$17,901,744
Bank of Cyprus Holdings PLC(14)(15)	1,075,268	3,209,427

Total Cyprus		$21,111,171

Iceland — 2.9%
Eik Fasteignafelag HF	99,681,305	$10,214,570
Eimskipafelag Islands HF	5,748,470	13,811,426
Hagar HF	42,026,855	17,268,160
Icelandair Group HF	58,113,000	9,423,886
Marel HF	200,910	699,582
Marel HF	348,011	1,211,575
N1 HF	4,045,400	5,131,458
Reginn HF(14)	51,276,538	13,442,141
Reitir Fasteignafelag HF	26,556,213	24,068,756
Siminn HF	422,659,340	17,744,838
Sjova-Almennar Tryggingar HF	54,050,814	9,356,655
Tryggingamidstodin HF	851,393	290,702
Tryggingamidstodin HF	15,691,429	5,354,584
Vatryggingafelag Islands HF	65,137,096	7,893,049

Total Iceland		$135,911,382

Japan — 1.3%
Mitsubishi UFJ Financial Group, Inc.	3,242,000	$24,513,952
Mizuho Financial Group, Inc.	5,820,600	11,034,413
Resona Holdings, Inc.	728,000	4,408,706
Sumitomo Mitsui Financial Group, Inc.	331,000	14,906,901
Sumitomo Mitsui Trust Holdings, Inc.	161,000	6,703,864

Total Japan		$61,567,836

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,491,266	$16,688,837

Total Singapore		$16,688,837

South Korea — 1.0%
AMOREPACIFIC Corp.	2,100	$588,361
AMOREPACIFIC Group	4,795	636,709
Coway Co., Ltd.	4,334	386,117
Hana Financial Group, Inc.	21,300	1,037,947
Hankook Tire Co., Ltd.	7,305	365,862
Hyundai Heavy Industries Co., Ltd.(14)	3,633	471,936
Hyundai Mobis Co., Ltd.	5,080	1,177,908
Hyundai Motor Co.	16,788	2,549,715
Hyundai Steel Co.	6,831	363,950
Industrial Bank of Korea	32,753	510,350
Kangwon Land, Inc.	16,200	491,892
KB Financial Group, Inc.	38,131	2,397,981
Kia Motors Corp.	16,500	534,996
Korea Electric Power Corp.	21,500	719,214
Korea Zinc Co., Ltd.	1,431	690,183
KT&G Corp.	12,410	1,237,628
LG Chem, Ltd.	4,000	1,617,880
LG Corp.	8,624	719,249

Security	Shares	Value
LG Display Co., Ltd.	19,684	$591,258
LG Electronics, Inc.	8,600	824,961
LG Household & Health Care, Ltd.	727	800,637
Lotte Chemical Corp.	1,700	668,305
Lotte Corp.(14)	2,102	137,359
Lotte Shopping Co., Ltd.	1,640	370,228
Naver Corp.	4,625	3,939,620
POSCO	5,000	1,783,429
S-Oil Corp.	6,100	702,627
Samsung Biologics Co., Ltd.(3)(14)	3,300	1,346,698
Samsung C&T Corp.	7,800	1,036,979
Samsung Electronics Co., Ltd.	3,419	7,991,324
Samsung Fire & Marine Insurance Co., Ltd.	2,300	622,027
Samsung Life Insurance Co., Ltd.	9,200	1,111,183
Samsung SDI Co., Ltd.	4,297	792,090
Samsung SDS Co., Ltd.	4,524	1,086,082
Shinhan Financial Group Co., Ltd.	30,344	1,506,456
SK Holdings Co., Ltd.	2,500	745,303
SK Hynix, Inc.	51,041	3,503,696
SK Innovation Co., Ltd.	3,677	704,119
SK Telecom Co., Ltd.	4,000	993,289
Woori Bank	45,755	721,387

Total South Korea		$48,476,935

Turkey — 1.0%
Akbank Turk AS	5,103,800	$14,793,010
Turkiye Garanti Bankasi AS	4,657,800	15,194,182
Turkiye Is Bankasi AS, Class C	7,170,100	15,320,751

Total Turkey		$45,307,943

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	1,239,000	$3,634,261
Bank for Investment and Development of Vietnam JSC	683,300	1,030,973
Bao Viet Holdings	231,400	835,021
Binh Minh Plastics JSC	373,740	1,402,179
Coteccons Construction JSC	194,400	1,722,396
Danang Rubber JSC	97,400	114,633
Domesco Medical Import Export JSC	195,910	871,265
FPT Corp.	26,960	74,831
HA TIEN 1 Cement JSC	324,100	230,877
Hoa Phat Group JSC(14)	1,276,000	3,500,313
Hoa Sen Group	207,800	238,262
KIDO Group Corp.	545,700	1,069,836
Kinh Bac City Development Share Holding Corp.(14)	758,700	469,791
Masan Group Corp.	1,399,400	5,645,048
Mobile World Investment Corp.	279,000	1,544,121
PetroVietnam Drilling & Well Services JSC(14)	382,700	462,536
PetroVietnam Fertilizer & Chemical JSC	565,200	607,488
PetroVietnam Gas JSC	241,800	1,324,976
PetroVietnam Nhon Trach 2 Power JSC	1,291,300	1,877,578
PetroVietnam Technical Services Corp.	925,300	1,121,431
Pha Lai Thermal Power JSC	321,900	289,892
Refrigeration Electrical Engineering Corp.	703,160	1,319,937
Saigon - Hanoi Commercial Joint Stock Bank(14)	1,413,302	806,891
Saigon Securities, Inc.	978,100	1,468,074
Saigon Thuong Tin Commercial JSB(14)	2,163,900	1,544,414

Security	Shares		Value
Tan Tao Investment & Industry JSC(14)		1,576,300	$235,055
Viet Capital Securities JSC(14)		486,100	1,927,062
Vietnam Construction and Import-Export JSC		458,800	515,617
Vietnam Dairy Products JSC		667,000	5,974,978
Vietnam Joint Stock Commercial Bank for Industry and Trade		216,000	258,612
Vietnam Prosperity JSC Bank(14)		1,144,060	2,681,460
Vingroup JSC(14)		3,082,400	11,610,853

Total Vietnam			$56,410,661

Total Common Stocks (identified cost $342,518,844)			$385,474,765

Rights — 0.0%(6)

Security	Shares		Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(14)		641	$19,809

Total Rights (identified cost $0)			$19,809

Warrants — 0.0%(6)

Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(14)		22,753,484	$137,723

Total Warrants (identified cost $0)			$137,723

Short-Term Investments — 35.1%

Foreign Government Securities — 12.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.1%
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	314,470	$15,485,265
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	660,310	31,867,903
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	112,400	5,330,914

Total Argentina			$52,684,082

Egypt — 6.4%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	86,625	$4,909,980
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	112,975	6,356,347
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	71,575	4,032,153
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	407,975	22,823,568
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	266,875	14,878,855
Egypt Treasury Bill, 0.00%, 3/20/18	EGP	48,750	2,708,725
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	49,650	2,737,160
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	139,800	7,716,192
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	491,750	27,122,769
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	783,000	43,047,531
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	716,350	38,971,509
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	490,725	26,609,605

Security	Principal Amount (000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	78,200	$4,257,972
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	264,450	14,247,356
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	262,350	14,088,982
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	202,000	10,813,463
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	289,400	15,443,079
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	442,875	23,246,148
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	386,450	20,178,445

Total Egypt			$304,189,839

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	$168,303
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	7,800	3,086,862
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,562	614,783
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	870	341,933
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	186	72,607
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	2,956,024

Total Georgia			$7,240,512

Kazakhstan — 0.7%
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	11,697,938	$34,728,414

Total Kazakhstan			$34,728,414

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	619,410	$1,688,204
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	3,448,850	9,320,823
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	5,632,625	15,185,276
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	3,097,070	8,329,407
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	9,455,510	25,285,278
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	1,558,159	4,105,540
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	3,635,710	9,550,486
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	5,713,240	14,961,812
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	2,465,978	6,437,903
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	3,397,580	8,842,324
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	1,235,480	3,206,413
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,399,450	3,621,835
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,931,953	12,657,830
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	334,800	856,875
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,758,360	4,453,977
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	13,073,836
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,276,164
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,401,611
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	2,675,000	6,669,309
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	1,001,251	2,501,329
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,973,247	12,355,757
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,509,386	18,106,086

Total Nigeria			$194,888,075

Total Foreign Government Securities (identified cost $592,629,648)			$593,730,922

U.S. Treasury Obligations — 14.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/1/18(16)	$100,000	$100,000,000
U.S. Treasury Bill, 0.00%, 2/15/18(16)	100,000	99,953,187
U.S. Treasury Bill, 0.00%, 2/22/18(16)	100,000	99,930,583
U.S. Treasury Bill, 0.00%, 3/1/18(16)	47,000	46,949,417
U.S. Treasury Bill, 0.00%, 3/8/18	100,000	99,870,451
U.S. Treasury Bill, 0.00%, 3/15/18	100,000	99,846,100
U.S. Treasury Bill, 0.00%, 5/3/18(16)	29,000	28,894,623
U.S. Treasury Bill, 0.00%, 5/24/18(16)	100,000	99,545,778

Total U.S. Treasury Obligations (identified cost $674,971,573)		$674,990,139

Other — 8.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(17)	404,778,005	$404,818,483

Total Other (identified cost $404,774,266)		$404,818,483

Total Short-Term Investments (identified cost $1,672,375,487)		$1,673,539,544

Total Purchased Options — 0.1% (identified cost $14,798,385)		$4,677,991

Total Investments — 107.2% (identified cost $4,868,326,336)		$5,104,535,543

Total Written Options — (0.0)%(6) (premiums received $3,086,980)		$(20,488)

Other Assets, Less Liabilities — (7.2)%		$(341,955,431)

Net Assets — 100.0%		$4,762,559,624

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,395,870,491 or 29.3% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $42,811,903 or 0.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Fixed-rate loan.

(10)	Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(14)	Non-income producing security.

(15)	Securities are traded on separate exchanges for the same entity.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $1,923,210.

Currency Options Purchased — 0.0%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	170,000,000	CNH	7.40	11/12/18	$170,000
Put CNH/Call USD	BNP Paribas	USD	40,800,000	CNH	7.12	3/8/18	938
Put CNH/Call USD	BNP Paribas	USD	94,000,000	CNH	7.06	3/27/18	12,596
Put CNH/Call USD	Citibank, N.A.	USD	156,110,000	CNH	6.69	4/24/18	102,252
Put CNH/Call USD	Citibank, N.A.	USD	104,000,000	CNH	6.65	4/26/18	95,680
Put CNH/Call USD	Citibank, N.A.	USD	182,000,000	CNH	6.85	7/23/18	268,268
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	152,292
Put CNH/Call USD	Deutsche Bank AG	USD	23,400,000	CNH	7.15	3/12/18	655
Put CNH/Call USD	Deutsche Bank AG	USD	38,410,000	CNH	7.40	11/12/18	38,410
Put CNH/Call USD	Goldman Sachs International	USD	47,000,000	CNH	7.06	3/27/18	6,298
Put CNH/Call USD	Goldman Sachs International	USD	120,200,000	CNH	7.40	11/12/18	120,200
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	156,760,000	CNH	7.45	11/9/18	139,203
Put CNH/Call USD	Standard Chartered Bank	USD	178,400,000	CNH	6.69	4/23/18	111,678
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	399,412
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	398,872

Total							$2,016,754

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,661	GBP 12,513,227	GBP 6,275.00	2/15/22	$2,661,237

Total						$2,661,237

Currency Options Written — (0.0)%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	40,800,000	CNH	7.12	3/8/18	$(938)
Put CNH/Call USD	BNP Paribas	USD	94,000,000	CNH	7.06	3/27/18	(12,596)
Put CNH/Call USD	Deutsche Bank AG	USD	11,600,000	CNH	7.15	3/12/18	(325)
Put CNH/Call USD	Deutsche Bank AG	USD	11,800,000	CNH	7.15	3/12/18	(331)
Put CNH/Call USD	Goldman Sachs International	USD	17,600,000	CNH	7.06	3/27/18	(2,358)
Put CNH/Call USD	Goldman Sachs International	USD	29,400,000	CNH	7.06	3/27/18	(3,940)

Total							$(20,488)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	45,203,984,000	USD	14,807,627	BNP Paribas	2/1/18	$1,120,514	$—
COP	62,241,800,000	USD	20,539,137	Citibank, N.A.	2/1/18	1,392,473	—
COP	107,445,784,000	USD	37,777,952	Deutsche Bank AG	2/1/18	81,799	—
EUR	102,680,238	USD	127,118,134	Goldman Sachs International	2/1/18	364,484	—
EUR	149,510,349	USD	185,564,770	Goldman Sachs International	2/1/18	59,760	—
EUR	36,630,268	USD	45,463,657	Goldman Sachs International	2/1/18	14,641	—
EUR	23,395,105	USD	29,036,835	Goldman Sachs International	2/1/18	9,351	—
EUR	3,424,000	USD	4,249,698	Goldman Sachs International	2/1/18	1,369	—
EUR	3,113,830	USD	3,864,730	Goldman Sachs International	2/1/18	1,245	—
EUR	550,460	USD	683,203	Goldman Sachs International	2/1/18	220	—
EUR	113,943,775	USD	141,540,957	Goldman Sachs International	2/1/18	—	(74,097)
EUR	4,978,300	USD	6,180,559	Standard Chartered Bank	2/1/18	247	—
EUR	2,856,709	USD	3,557,174	Standard Chartered Bank	2/1/18	—	(10,428)
ILS	40,747,100	USD	11,996,724	Standard Chartered Bank	2/1/18	—	(80,799)
NGN	2,411,580,658	USD	6,717,495	ICBC Standard Bank plc	2/1/18	—	(37,216)
TRY	16,871,251	USD	4,468,836	Standard Chartered Bank	2/1/18	22,260	—
USD	15,893,727	COP	45,203,984,000	BNP Paribas	2/1/18	—	(34,414)
USD	21,884,225	COP	62,241,800,000	Citibank, N.A.	2/1/18	—	(47,385)
USD	37,700,275	COP	107,445,784,000	Deutsche Bank AG	2/1/18	—	(159,476)
USD	650,286	EUR	550,460	Goldman Sachs International	2/1/18	—	(33,138)
USD	127,441,577	EUR	102,680,238	Goldman Sachs International	2/1/18	—	(41,042)
USD	141,421,316	EUR	113,943,775	Goldman Sachs International	2/1/18	—	(45,544)
USD	3,685,782	EUR	3,113,830	Goldman Sachs International	2/1/18	—	(180,193)
USD	4,057,491	EUR	3,424,000	Goldman Sachs International	2/1/18	—	(193,575)
USD	44,861,822	EUR	36,630,268	Goldman Sachs International	2/1/18	—	(616,477)
USD	27,706,367	EUR	23,395,105	Goldman Sachs International	2/1/18	—	(1,339,819)
USD	176,795,988	EUR	149,510,349	Goldman Sachs International	2/1/18	—	(8,828,542)
USD	6,182,402	EUR	4,978,300	Standard Chartered Bank	2/1/18	1,595	—
USD	5,534,505	IDR	74,201,108,772	Standard Chartered Bank	2/1/18	—	(7,647)
USD	11,987,967	ILS	40,747,100	Goldman Sachs International	2/1/18	72,042	—
AUD	22,210,000	USD	16,961,555	JPMorgan Chase Bank, N.A.	2/2/18	935,259	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	19,440,000	USD	15,483,157	Standard Chartered Bank	2/2/18	$181,591	$—
EUR	3,467,312	HUF	1,084,000,000	BNP Paribas	2/2/18	—	(31,264)
EUR	60,947,986	HUF	18,945,072,000	BNP Paribas	2/2/18	—	(112,153)
EUR	1,469,553	HUF	456,211,716	Standard Chartered Bank	2/2/18	—	(367)
EUR	8,887,372	HUF	2,760,058,204	Standard Chartered Bank	2/2/18	—	(6,384)
EUR	8,869,082	PLN	36,815,559	Bank of America, N.A.	2/2/18	6,576	—
EUR	73,606,652	PLN	305,467,607	Goldman Sachs International	2/2/18	76,576	—
HUF	2,884,333,425	EUR	9,299,202	Credit Agricole Corporate and Investment Bank	2/2/18	—	(7,811)
HUF	20,361,008,495	EUR	65,617,172	Goldman Sachs International	2/2/18	—	(20,992)
KRW	1,727,500,000	USD	1,612,979	BNP Paribas	2/2/18	4,758	—
KRW	1,828,400,000	USD	1,709,632	BNP Paribas	2/2/18	2,594	—
KRW	15,633,400,000	USD	14,597,012	Goldman Sachs International	2/2/18	43,059	—
KRW	99,909,000,000	USD	93,416,550	Nomura International PLC	2/2/18	144,344	—
KRW	51,195,000,000	USD	47,801,120	UBS AG	2/2/18	141,006	—
KRW	20,552,600,000	USD	19,190,103	UBS AG	2/2/18	56,608	—
KRW	12,628,900,000	USD	11,791,690	UBS AG	2/2/18	34,784	—
NZD	64,450,000	USD	47,834,983	Australia and New Zealand Banking Group Limited	2/2/18	—	(338,550)
PHP	355,080,000	USD	6,996,650	BNP Paribas	2/2/18	—	(75,013)
PHP	640,700,000	USD	12,276,298	Deutsche Bank AG	2/2/18	212,981	—
PHP	1,341,700,000	USD	25,645,339	Nomura International PLC	2/2/18	508,658	—
PHP	636,600,000	USD	12,186,648	Nomura International PLC	2/2/18	222,709	—
PHP	314,200,000	USD	5,994,753	UBS AG	2/2/18	130,003	—
PLN	317,190,000	EUR	74,401,858	BNP Paribas	2/2/18	2,440,170	—
PLN	867,797	EUR	209,281	Standard Chartered Bank	2/2/18	—	(432)
PLN	24,225,369	EUR	5,839,917	Standard Chartered Bank	2/2/18	—	(9,151)
RUB	7,502,100,000	USD	127,104,257	Credit Suisse International	2/2/18	6,353,958	—
USD	33,744,830	AUD	41,650,000	Australia and New Zealand Banking Group Limited	2/2/18	183,267	—
USD	1,707,190	KRW	1,828,400,000	BNP Paribas	2/2/18	—	(5,036)
USD	1,535,719	KRW	1,727,500,000	BNP Paribas	2/2/18	—	(82,017)
USD	14,409,992	KRW	15,633,400,000	Goldman Sachs International	2/2/18	—	(230,079)
USD	93,285,714	KRW	99,909,000,000	Nomura International PLC	2/2/18	—	(275,179)
USD	11,235,676	KRW	12,628,900,000	UBS AG	2/2/18	—	(590,798)
USD	18,276,126	KRW	20,552,600,000	UBS AG	2/2/18	—	(970,585)
USD	45,547,153	KRW	51,195,000,000	UBS AG	2/2/18	—	(2,394,974)
USD	14,446,757	NZD	20,850,000	Goldman Sachs International	2/2/18	—	(918,653)
USD	29,758,744	NZD	43,600,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(2,372,280)
USD	4,081,338	PHP	209,491,000	BNP Paribas	2/2/18	—	(2,307)
USD	18,294,095	PHP	938,670,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(3,566)
USD	23,588,924	PHP	1,209,640,000	Nomura International PLC	2/2/18	9,196	—
USD	18,109,751	PHP	930,479,000	UBS AG	2/2/18	—	(28,241)
USD	76,190,834	RUB	4,264,401,000	Credit Suisse International	2/2/18	329,496	—
USD	57,324,699	RUB	3,237,699,000	Credit Suisse International	2/2/18	—	(272,178)
USD	15,336,083	UYU	435,100,000	HSBC Bank USA, N.A.	2/2/18	—	(541)
USD	15,312,335	UYU	435,100,000	HSBC Bank USA, N.A.	2/2/18	—	(24,288)
UYU	435,100,000	USD	14,705,286	HSBC Bank USA, N.A.	2/2/18	631,337	—
UYU	435,100,000	USD	15,336,083	HSBC Bank USA, N.A.	2/2/18	541	—
AED	148,012,500	USD	40,297,441	BNP Paribas	2/5/18	925	—
AED	148,012,500	USD	40,298,724	BNP Paribas	2/5/18	—	(359)
COP	99,869,066,000	USD	32,728,933	Standard Chartered Bank	2/5/18	2,455,496	—
EUR	5,262,111	HUF	1,637,000,000	Goldman Sachs International	2/5/18	—	(14,865)
KRW	12,675,000,000	USD	11,844,245	BNP Paribas	2/5/18	24,090	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	21,120,000	EUR	4,962,074	Goldman Sachs International	2/5/18	$151,462	$—
SEK	258,571,000	EUR	26,512,761	Goldman Sachs International	2/5/18	—	(102,630)
USD	40,297,627	AED	148,012,500	BNP Paribas	2/5/18	—	(738)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(940,666)
USD	16,464,229	COP	46,643,162,000	BNP Paribas	2/5/18	31,583	—
USD	18,761,334	COP	53,225,904,000	Standard Chartered Bank	2/5/18	9,551	—
USD	11,312,924	KRW	12,675,000,000	BNP Paribas	2/5/18	—	(555,411)
USD	5,113,732	UYU	145,230,000	Citibank, N.A.	2/5/18	—	(2,702)
UYU	145,230,000	USD	4,901,782	HSBC Bank USA, N.A.	2/5/18	214,653	—
CZK	472,437,000	EUR	18,505,170	Deutsche Bank AG	2/6/18	230,326	—
EGP	215,000,000	USD	11,858,798	BNP Paribas	2/6/18	308,915	—
EUR	13,011,721	HUF	4,050,870,000	Goldman Sachs International	2/6/18	—	(48,778)
PLN	33,657,000	EUR	7,903,316	Goldman Sachs International	2/6/18	246,146	—
USD	23,309,353	CLP	14,742,000,000	BNP Paribas	2/6/18	—	(1,143,565)
USD	12,165,932	EGP	215,000,000	Citibank, N.A.	2/6/18	—	(1,780)
UYU	405,243,408	USD	13,662,960	Citibank, N.A.	2/6/18	611,200	—
EGP	215,000,000	USD	12,165,932	Citibank, N.A.	2/8/18	—	(1,563)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(670,228)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,188,472)
USD	3,261,031	EUR	2,763,000	Standard Chartered Bank	2/8/18	—	(170,674)
USD	12,810,947	EUR	10,826,000	Standard Chartered Bank	2/8/18	—	(635,173)
USD	12,354,793	EUR	10,477,000	Standard Chartered Bank	2/8/18	—	(657,862)
USD	25,700,669	EUR	21,663,100	Standard Chartered Bank	2/8/18	—	(1,205,359)
USD	25,224,312	EUR	21,300,000	Standard Chartered Bank	2/8/18	—	(1,230,737)
USD	50,839,086	EUR	43,070,831	Standard Chartered Bank	2/8/18	—	(2,655,795)
USD	68,268,869	EUR	57,804,028	Standard Chartered Bank	2/8/18	—	(3,524,953)
ARS	221,094,700	USD	11,923,673	BNP Paribas	2/9/18	—	(703,439)
AUD	120,870,000	USD	91,981,466	Standard Chartered Bank	2/9/18	5,410,724	—
AUD	67,250,000	USD	51,309,733	Standard Chartered Bank	2/9/18	2,877,616	—
ILS	562,273,000	USD	160,571,437	Goldman Sachs International	2/9/18	3,907,051	—
ILS	126,562,470	USD	36,107,689	Goldman Sachs International	2/9/18	914,902	—
ILS	21,294,900	USD	6,029,518	Goldman Sachs International	2/9/18	199,757	—
ILS	22,147,530	USD	6,306,677	Goldman Sachs International	2/9/18	172,013	—
ILS	22,469,000	USD	6,411,270	Goldman Sachs International	2/9/18	161,458	—
ILS	10,000,000	USD	2,830,376	Goldman Sachs International	2/9/18	94,867	—
ILS	17,241,000	USD	4,992,327	Goldman Sachs International	2/9/18	51,084	—
ILS	40,747,100	USD	11,992,201	Goldman Sachs International	2/9/18	—	(72,686)
RUB	1,190,543,000	USD	19,206,179	Bank of America, N.A.	2/9/18	1,953,905	—
RUB	715,133,000	USD	11,521,395	BNP Paribas	2/9/18	1,189,002	—
RUB	350,000,000	USD	5,921,164	BNP Paribas	2/9/18	299,552	—
RUB	2,860,414,584	USD	46,085,545	Credit Suisse International	2/9/18	4,753,955	—
RUB	686,596,000	USD	11,081,278	Credit Suisse International	2/9/18	1,121,917	—
RUB	4,735,000,000	USD	80,829,635	Goldman Sachs International	2/9/18	3,327,758	—
USD	52,626,699	AUD	68,976,105	Standard Chartered Bank	2/9/18	—	(2,951,475)
USD	1,994,270	EUR	1,700,000	Goldman Sachs International	2/9/18	—	(117,299)
USD	3,209,452	EUR	2,713,000	Goldman Sachs International	2/9/18	—	(160,365)
USD	42,528,164	EUR	36,508,434	Goldman Sachs International	2/9/18	—	(2,818,951)
USD	6,183,596	EUR	4,978,300	Standard Chartered Bank	2/9/18	51	—
USD	366,246	EUR	303,031	Standard Chartered Bank	2/9/18	—	(10,148)
USD	294,056	EUR	248,400	Standard Chartered Bank	2/9/18	—	(14,482)
USD	297,748	EUR	251,970	Standard Chartered Bank	2/9/18	—	(15,224)
USD	386,001	EUR	327,000	Standard Chartered Bank	2/9/18	—	(20,166)
USD	689,162	EUR	576,705	Standard Chartered Bank	2/9/18	—	(27,163)
USD	580,290	EUR	491,896	Standard Chartered Bank	2/9/18	—	(30,694)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,065,437	EUR	884,775	Standard Chartered Bank	2/9/18	$—	$(33,542)
USD	2,444,690	EUR	2,000,000	Standard Chartered Bank	2/9/18	—	(39,509)
USD	866,100	EUR	742,000	Standard Chartered Bank	2/9/18	—	(55,538)
USD	1,262,996	EUR	1,078,000	Standard Chartered Bank	2/9/18	—	(75,988)
USD	1,756,659	EUR	1,481,700	Standard Chartered Bank	2/9/18	—	(83,760)
USD	2,936,339	EUR	2,487,000	Standard Chartered Bank	2/9/18	—	(152,763)
USD	3,022,684	EUR	2,557,500	Standard Chartered Bank	2/9/18	—	(153,986)
USD	2,508,640	EUR	2,152,000	Standard Chartered Bank	2/9/18	—	(164,358)
USD	11,352,794	EUR	9,582,519	Standard Chartered Bank	2/9/18	—	(549,650)
USD	17,231,670	EUR	14,563,000	Standard Chartered Bank	2/9/18	—	(857,028)
USD	36,798,383	EUR	31,576,566	Standard Chartered Bank	2/9/18	—	(2,422,861)
USD	18,678,223	JPY	2,121,967,548	Goldman Sachs International	2/9/18	—	(766,428)
USD	8,329,147	NZD	12,097,000	Standard Chartered Bank	2/9/18	—	(584,891)
USD	10,690,117	NZD	15,526,000	Standard Chartered Bank	2/9/18	—	(750,683)
USD	126,267,856	NZD	184,548,167	Standard Chartered Bank	2/9/18	—	(9,722,014)
COP	69,795,160,000	USD	22,941,954	Standard Chartered Bank	2/12/18	1,637,806	—
RUB	1,191,313,416	USD	19,193,063	Credit Suisse International	2/12/18	1,972,568	—
RUB	714,209,000	USD	11,543,705	Credit Suisse International	2/12/18	1,145,386	—
USD	527,854	EUR	425,505	JPMorgan Chase Bank, N.A.	2/12/18	—	(765)
USD	73,171	EUR	61,256	JPMorgan Chase Bank, N.A.	2/12/18	—	(2,930)
USD	236,582	EUR	196,229	JPMorgan Chase Bank, N.A.	2/12/18	—	(7,201)
USD	28,222,718	NZD	39,439,238	Goldman Sachs International	2/12/18	—	(838,200)
USD	5,473,352	NZD	8,000,000	HSBC Bank USA, N.A.	2/12/18	—	(421,472)
USD	19,156,732	NZD	28,000,000	HSBC Bank USA, N.A.	2/12/18	—	(1,475,150)
KZT	1,099,996,000	USD	3,259,247	Standard Chartered Bank	2/13/18	141,115	—
TRY	51,805,000	USD	13,250,343	Goldman Sachs International	2/13/18	490,704	—
TRY	55,720,000	USD	14,515,232	Goldman Sachs International	2/13/18	264,252	—
ARS	574,279,300	USD	29,510,755	BNP Paribas	2/14/18	—	(440,682)
ARS	145,273,000	USD	7,825,101	Standard Chartered Bank	2/14/18	—	(471,368)
COP	28,911,300,000	USD	9,525,964	BNP Paribas	2/14/18	654,550	—
COP	28,911,300,000	USD	9,525,964	Standard Chartered Bank	2/14/18	654,550	—
KZT	1,933,723,000	USD	5,704,198	Goldman Sachs International	2/14/18	272,846	—
KZT	1,061,657,000	USD	3,104,260	Goldman Sachs International	2/14/18	177,270	—
UGX	12,163,000,000	USD	3,267,867	Standard Chartered Bank	2/14/18	83,253	—
COP	144,085,010,000	USD	47,629,834	BNP Paribas	2/15/18	3,103,776	—
THB	193,030,000	USD	5,842,578	Deutsche Bank AG	2/15/18	322,306	—
USD	5,842,578	THB	193,030,000	Deutsche Bank AG	2/15/18	—	(322,306)
KZT	1,029,550,000	USD	2,998,544	VTB Capital PLC	2/16/18	183,130	—
RSD	2,900,000,000	EUR	24,170,695	Deutsche Bank AG	2/19/18	249,083	—
RSD	600,000,000	EUR	5,000,000	Société Générale	2/19/18	52,570	—
COP	176,389,600,000	USD	61,577,281	Deutsche Bank AG	2/20/18	513,103	—
PEN	87,544,400	USD	26,752,353	BNP Paribas	2/20/18	447,617	—
PEN	117,772,000	USD	36,638,077	The Bank of Nova Scotia	2/20/18	—	(46,417)
KZT	4,568,650,000	USD	13,284,821	Citibank, N.A.	2/21/18	827,112	—
SEK	150,000,000	EUR	15,075,828	Deutsche Bank AG	2/21/18	319,572	—
SEK	37,150,000	EUR	3,777,891	JPMorgan Chase Bank, N.A.	2/21/18	24,316	—
ARS	278,113,000	USD	14,976,467	BNP Paribas	2/22/18	—	(955,141)
ARS	282,837,000	USD	15,239,063	Citibank, N.A.	2/22/18	—	(979,572)
EUR	6,916,286	HUF	2,163,870,000	Goldman Sachs International	2/22/18	—	(68,391)
EUR	26,535,640	HUF	8,186,749,000	JPMorgan Chase Bank, N.A.	2/22/18	199,565	—
PLN	29,290,000	EUR	6,889,395	Goldman Sachs International	2/22/18	192,200	—
PLN	139,124,000	EUR	33,361,229	JPMorgan Chase Bank, N.A.	2/22/18	120,532	—
USD	15,692,921	CLP	10,000,000,000	Standard Chartered Bank	2/22/18	—	(889,609)
INR	64,430,000	USD	1,005,413	Deutsche Bank AG	2/26/18	3,685	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	6,280,889,124	USD	95,628,641	Standard Chartered Bank	2/26/18	$2,742,181	$—
KZT	6,863,500,000	USD	20,000,000	VTB Capital PLC	2/26/18	1,190,182	—
KZT	3,430,750,000	USD	10,000,000	VTB Capital PLC	2/26/18	592,004	—
ARS	203,848,000	USD	11,146,544	BNP Paribas	2/28/18	—	(900,352)
KZT	2,821,466,814	USD	8,181,722	Citibank, N.A.	2/28/18	527,517	—
KZT	142,900,000	USD	420,665	Citibank, N.A.	2/28/18	20,435	—
COP	38,332,460,200	USD	12,656,825	Credit Agricole Corporate and Investment Bank	3/1/18	829,452	—
COP	23,909,339,119	USD	7,894,519	Deutsche Bank AG	3/1/18	517,359	—
USD	17,852,981	EUR	14,841,000	Standard Chartered Bank	3/1/18	—	(604,200)
USD	99,006,442	EUR	84,470,000	Standard Chartered Bank	3/1/18	—	(6,045,645)
COP	46,643,162,000	USD	16,443,914	BNP Paribas	3/2/18	—	(34,681)
COP	53,225,904,000	USD	18,738,876	Standard Chartered Bank	3/2/18	—	(13,811)
PEN	14,013,000	USD	4,324,600	State Street Bank and Trust Company	3/5/18	26,793	—
TRY	162,490,400	USD	40,668,352	Goldman Sachs International	3/5/18	2,177,704	—
EUR	9,570,459	HUF	3,000,000,000	Credit Agricole Corporate and Investment Bank	3/6/18	—	(117,311)
EUR	5,323,717	HUF	1,669,292,000	Goldman Sachs International	3/6/18	—	(67,240)
PLN	35,000,000	EUR	8,286,970	Credit Agricole Corporate and Investment Bank	3/6/18	154,975	—
PLN	28,538,000	EUR	6,755,293	Goldman Sachs International	3/6/18	128,433	—
SGD	31,031,000	USD	22,855,565	Goldman Sachs International	3/6/18	815,190	—
SGD	27,199,000	USD	20,019,873	Goldman Sachs International	3/6/18	727,794	—
USD	151	SGD	204	Goldman Sachs International	3/6/18	—	(5)
USD	13,073,261	SGD	17,714,268	Goldman Sachs International	3/6/18	—	(439,359)
CZK	1,022,059,000	EUR	40,025,964	Goldman Sachs International	3/7/18	491,178	—
USD	9,415,520	EUR	7,580,000	Goldman Sachs International	3/8/18	—	(16,028)
USD	24,173,592	EUR	20,400,000	Goldman Sachs International	3/8/18	—	(1,209,465)
USD	125,939,643	EUR	107,242,000	Goldman Sachs International	3/8/18	—	(7,498,090)
COP	100,866,433,751	USD	34,715,091	Citibank, N.A.	3/12/18	743,928	—
COP	95,035,596,249	USD	32,737,029	Standard Chartered Bank	3/12/18	672,192	—
RUB	1,122,636,000	USD	18,696,578	Credit Suisse International	3/12/18	1,178,677	—
RUB	1,717,655,000	USD	28,649,070	HSBC Bank USA, N.A.	3/12/18	1,760,458	—
SEK	121,167,000	EUR	12,176,096	Citibank, N.A.	3/12/18	261,431	—
SEK	166,366,000	EUR	16,695,148	Deutsche Bank AG	3/12/18	387,585	—
UGX	14,843,425,000	USD	3,976,272	Citibank, N.A.	3/12/18	94,042	—
USD	46,845,481	NZD	64,610,000	Goldman Sachs International	3/12/18	—	(748,027)
USD	5,698,256	NZD	8,333,000	Standard Chartered Bank	3/12/18	—	(440,061)
USD	12,515,239	NZD	18,302,000	Standard Chartered Bank	3/12/18	—	(966,519)
CZK	58,317,000	EUR	2,291,749	Goldman Sachs International	3/13/18	18,057	—
RUB	852,410,000	USD	14,243,629	Credit Suisse International	3/13/18	845,678	—
CZK	2,721,194,000	EUR	106,629,859	JPMorgan Chase Bank, N.A.	3/14/18	1,225,180	—
RUB	2,454,840,000	USD	41,272,521	Credit Suisse International	3/14/18	2,177,600	—
TRY	34,986,750	USD	8,887,255	Goldman Sachs International	3/14/18	313,756	—
USD	9,102,491	ZAR	125,760,000	Goldman Sachs International	3/14/18	—	(1,450,042)
UYU	140,265,000	USD	4,735,483	Citibank, N.A.	3/14/18	174,360	—
AUD	37,600,000	USD	29,420,571	Goldman Sachs International	3/15/18	872,978	—
EUR	4,142,307	USD	4,902,172	JPMorgan Chase Bank, N.A.	3/15/18	254,519	—
EUR	4,399,215	USD	5,263,660	JPMorgan Chase Bank, N.A.	3/15/18	212,851	—
EUR	10,857,527	USD	13,330,329	JPMorgan Chase Bank, N.A.	3/15/18	186,031	—
EUR	10,858,505	USD	13,334,570	JPMorgan Chase Bank, N.A.	3/15/18	183,007	—
EUR	2,945,721	USD	3,525,027	JPMorgan Chase Bank, N.A.	3/15/18	142,054	—
EUR	1,816,812	USD	2,147,999	JPMorgan Chase Bank, N.A.	3/15/18	113,721	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,903,278	USD	13,554,573	JPMorgan Chase Bank, N.A.	3/15/18	$18,740	$—
EUR	10,561,001	USD	13,175,482	JPMorgan Chase Bank, N.A.	3/15/18	—	(28,263)
KZT	1,050,117,000	USD	3,034,143	Standard Chartered Bank	3/15/18	200,504	—
RSD	496,632,000	EUR	4,040,944	Deutsche Bank AG	3/15/18	154,255	—
RSD	428,239,000	EUR	3,471,739	Deutsche Bank AG	3/15/18	148,837	—
SGD	76,000,000	USD	56,273,370	Goldman Sachs International	3/15/18	1,711,869	—
SGD	44,047,680	USD	33,376,534	Standard Chartered Bank	3/15/18	230,245	—
TRY	87,420,000	USD	21,990,517	Goldman Sachs International	3/15/18	992,924	—
TRY	87,420,000	USD	21,980,564	Standard Chartered Bank	3/15/18	1,002,876	—
USD	148,638,857	EUR	124,339,240	JPMorgan Chase Bank, N.A.	3/15/18	—	(6,149,046)
USD	26,970,550	NZD	38,673,000	Goldman Sachs International	3/15/18	—	(1,516,323)
USD	26,962,816	NZD	38,673,000	Standard Chartered Bank	3/15/18	—	(1,524,057)
EGP	137,000,000	USD	7,523,339	Goldman Sachs International	3/19/18	192,615	—
PEN	67,702,000	USD	21,031,998	Citibank, N.A.	3/19/18	—	(19,415)
COP	37,403,150,000	USD	13,078,024	Citibank, N.A.	3/20/18	63,090	—
COP	34,264,990,000	USD	11,983,070	Standard Chartered Bank	3/20/18	55,492	—
KZT	1,290,090,000	USD	3,733,980	Standard Chartered Bank	3/20/18	236,925	—
PEN	139,464,000	USD	42,313,107	BNP Paribas	3/20/18	970,596	—
PEN	46,580,000	USD	14,104,466	BNP Paribas	3/20/18	351,988	—
CZK	2,050,059,000	EUR	80,337,762	JPMorgan Chase Bank, N.A.	3/21/18	911,283	—
PEN	46,122,000	USD	14,104,587	BNP Paribas	3/21/18	209,207	—
PEN	139,118,000	USD	42,312,976	Standard Chartered Bank	3/21/18	861,787	—
SEK	100,000,000	EUR	10,048,793	Deutsche Bank AG	3/21/18	216,485	—
ARS	100,916,160	USD	5,353,642	BNP Paribas	3/22/18	—	(333,570)
PEN	46,266,000	USD	14,104,413	Standard Chartered Bank	3/22/18	253,554	—
USD	42,226,779	EUR	35,410,000	Deutsche Bank AG	3/22/18	—	(1,876,401)
INR	1,014,800,000	USD	15,715,060	BNP Paribas	3/26/18	129,430	—
INR	1,014,700,000	USD	15,712,295	Goldman Sachs International	3/26/18	130,634	—
INR	730,200,000	USD	11,299,907	UBS AG	3/26/18	101,006	—
KZT	2,759,826,000	USD	7,862,752	JPMorgan Chase Bank, N.A.	3/26/18	624,515	—
KZT	3,511,000,000	USD	10,000,000	VTB Capital PLC	3/26/18	797,346	—
PEN	157,052,000	USD	47,954,809	Standard Chartered Bank	3/26/18	776,924	—
THB	889,593,933	USD	26,794,998	Deutsche Bank AG	3/26/18	1,644,017	—
THB	838,700,000	USD	25,687,596	JPMorgan Chase Bank, N.A.	3/26/18	1,124,414	—
THB	362,007,447	USD	10,647,278	JPMorgan Chase Bank, N.A.	3/26/18	925,570	—
THB	385,943,360	USD	11,635,314	JPMorgan Chase Bank, N.A.	3/26/18	702,730	—
THB	36,486,000	USD	1,104,799	JPMorgan Chase Bank, N.A.	3/26/18	61,605	—
USD	25,033,144	INR	1,605,000,000	Deutsche Bank AG	3/26/18	—	(26,383)
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	—	(485,962)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(525,365)
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(696,144)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	—	(984,839)
USD	1,104,799	THB	36,486,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(61,605)
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(351,366)
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(451,705)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	—	(642,773)
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	—	(778,860)
INR	645,500,000	USD	10,085,938	Citibank, N.A.	3/27/18	—	(8,513)
INR	447,600,000	USD	7,007,985	Citibank, N.A.	3/27/18	—	(20,138)
INR	1,008,500,000	USD	15,613,872	Deutsche Bank AG	3/27/18	130,641	—
INR	717,100,000	USD	11,161,089	Deutsche Bank AG	3/27/18	34,141	—
INR	1,039,700,000	USD	16,103,152	JPMorgan Chase Bank, N.A.	3/27/18	128,449	—
INR	1,008,500,000	USD	15,616,290	JPMorgan Chase Bank, N.A.	3/27/18	128,223	—
INR	1,274,700,000	USD	19,713,888	Nomura International PLC	3/27/18	186,489	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	1,089,400,000	USD	16,855,949	UBS AG	3/27/18	$151,559	$—
THB	78,300,000	USD	2,364,130	Citibank, N.A.	3/27/18	139,072	—
THB	188,000,000	USD	5,676,329	Deutsche Bank AG	3/27/18	333,914	—
USD	19,617,966	INR	1,254,000,000	BNP Paribas	3/27/18	40,753	—
USD	7,787,409	INR	497,265,000	Citibank, N.A.	3/27/18	24,201	—
USD	6,236,788	INR	398,406,000	Citibank, N.A.	3/27/18	16,948	—
USD	13,388,919	INR	859,100,000	Citibank, N.A.	3/27/18	—	(23,189)
USD	10,578,242	INR	678,700,000	UBS AG	3/27/18	—	(17,495)
USD	10,577,418	INR	678,700,000	UBS AG	3/27/18	—	(18,319)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(254,172)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(609,496)
COP	192,712,275,000	USD	68,878,702	JPMorgan Chase Bank, N.A.	3/28/18	—	(1,211,606)
UYU	234,334,000	USD	8,191,778	HSBC Bank USA, N.A.	3/28/18	—	(8,564)
EUR	4,298,458	HUF	1,331,710,000	Credit Agricole Corporate and Investment Bank	3/29/18	11,004	—
PLN	18,000,000	EUR	4,332,747	Credit Agricole Corporate and Investment Bank	3/29/18	—	(15,406)
USD	162,864,208	EUR	136,665,442	JPMorgan Chase Bank, N.A.	3/29/18	—	(7,437,092)
KZT	9,823,210,000	USD	28,572,455	Citibank, N.A.	4/2/18	1,605,711	—
KZT	1,270,400,000	USD	3,624,536	Citibank, N.A.	4/2/18	278,296	—
EUR	65,602,373	HUF	20,361,008,495	Goldman Sachs International	4/3/18	23,229	—
KZT	1,436,705,000	USD	4,272,729	Deutsche Bank AG	4/3/18	140,366	—
PLN	305,467,607	EUR	73,367,985	Goldman Sachs International	4/3/18	—	(86,927)
RSD	763,777,000	EUR	6,151,554	Deutsche Bank AG	4/4/18	301,684	—
RSD	429,802,000	EUR	3,471,745	Deutsche Bank AG	4/4/18	157,218	—
PEN	69,292,000	USD	21,365,977	JPMorgan Chase Bank, N.A.	4/5/18	126,646	—
USD	62,565,516	EUR	52,594,184	JPMorgan Chase Bank, N.A.	4/6/18	—	(3,009,419)
KZT	7,626,026,000	USD	22,798,284	Citibank, N.A.	4/9/18	604,026	—
AUD	24,224,000	USD	18,942,684	Australia and New Zealand Banking Group Limited	4/11/18	573,578	—
AUD	4,829,000	USD	3,776,181	Australia and New Zealand Banking Group Limited	4/11/18	114,342	—
AUD	28,457,750	USD	21,390,922	Deutsche Bank AG	4/11/18	1,536,295	—
AUD	16,247,029	USD	12,212,453	Deutsche Bank AG	4/11/18	877,098	—
KZT	3,171,350,000	USD	9,192,319	Deutsche Bank AG	4/11/18	536,639	—
RUB	816,945,000	USD	14,186,398	Deutsche Bank AG	4/11/18	223,878	—
SEK	329,103,000	EUR	33,009,532	State Street Bank and Trust Company	4/11/18	791,808	—
USD	4,535,583	NZD	6,323,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(121,017)
USD	18,187,522	NZD	25,355,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(485,275)
USD	4,580,218	NZD	6,703,124	Deutsche Bank AG	4/11/18	—	(356,326)
USD	10,802,671	NZD	15,450,000	Deutsche Bank AG	4/11/18	—	(575,547)
USD	12,985,406	NZD	19,004,072	Deutsche Bank AG	4/11/18	—	(1,010,223)
RUB	551,230,000	USD	9,266,706	Bank of America, N.A.	4/12/18	455,360	—
RUB	611,805,000	USD	10,089,133	Goldman Sachs International	4/12/18	701,297	—
SEK	83,518,000	EUR	8,392,210	Deutsche Bank AG	4/12/18	181,972	—
TRY	69,948,250	USD	17,977,165	Goldman Sachs International	4/12/18	262,718	—
TRY	54,170,000	USD	13,902,537	Goldman Sachs International	4/12/18	222,969	—
USD	3,573,814	EUR	2,856,709	Standard Chartered Bank	4/12/18	10,613	—
USD	1,990,333	EUR	1,630,378	Standard Chartered Bank	4/12/18	—	(43,254)
USD	4,979,891	EUR	4,109,160	Standard Chartered Bank	4/12/18	—	(145,504)
USD	66,156,123	EUR	55,637,095	Standard Chartered Bank	4/12/18	—	(3,240,568)
USD	15,749,094	ZAR	198,595,000	Goldman Sachs International	4/12/18	—	(844,202)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	13,849,000,000	USD	12,966,014	BNP Paribas	4/16/18	$1,214	$—
KRW	65,602,000,000	USD	61,399,223	Goldman Sachs International	4/16/18	25,870	—
RUB	1,403,310,000	USD	23,423,635	Goldman Sachs International	4/16/18	1,314,353	—
TRY	120,000,000	USD	30,116,256	Goldman Sachs International	4/16/18	1,138,844	—
USD	11,858,651	KRW	12,675,000,000	BNP Paribas	4/16/18	—	(9,327)
USD	46,124,370	KRW	49,256,215,000	Deutsche Bank AG	4/16/18	4,319	—
USD	21,847,953	KRW	23,213,450,000	Goldman Sachs International	4/16/18	112,513	—
USD	61,341,102	KRW	65,539,900,000	Goldman Sachs International	4/16/18	—	(25,846)
USD	30,498,419	ZAR	424,369,000	Goldman Sachs International	4/16/18	—	(4,938,427)
UYU	335,826,000	USD	11,231,639	Citibank, N.A.	4/16/18	456,485	—
ARS	100,916,160	USD	5,087,782	Deutsche Bank AG	4/19/18	—	(137,528)
KZT	4,750,013,000	USD	14,683,193	Goldman Sachs International	4/19/18	—	(129,804)
CZK	969,280,000	EUR	37,958,880	Goldman Sachs International	4/23/18	440,348	—
KZT	5,200,050,000	USD	15,000,000	VTB Capital PLC	4/23/18	922,114	—
KZT	3,447,000,000	USD	10,000,000	VTB Capital PLC	4/23/18	554,423	—
PHP	816,200,000	USD	16,059,658	Deutsche Bank AG	4/23/18	—	(235,695)
PHP	1,644,800,000	USD	32,355,660	Goldman Sachs International	4/23/18	—	(467,332)
ARS	444,900,000	USD	22,272,841	BNP Paribas	4/24/18	—	(506,160)
SEK	112,211,430	EUR	11,406,453	Deutsche Bank AG	4/24/18	81,314	—
TRY	142,827,070	USD	36,806,357	Standard Chartered Bank	4/24/18	307,907	—
USD	19,922,640	NZD	27,364,347	JPMorgan Chase Bank, N.A.	4/24/18	—	(228,354)
UYU	577,082,000	USD	19,913,112	Citibank, N.A.	4/24/18	142,827	—
ARS	415,230,000	USD	20,489,502	JPMorgan Chase Bank, N.A.	4/25/18	—	(185,040)
RSD	3,347,471,851	EUR	27,562,551	Citibank, N.A.	4/27/18	489,497	—
RUB	1,077,583,000	USD	18,959,849	JPMorgan Chase Bank, N.A.	4/27/18	10,309	—
UYU	278,325,000	USD	9,327,245	Citibank, N.A.	4/27/18	340,463	—
UYU	435,100,000	USD	15,118,138	HSBC Bank USA, N.A.	4/27/18	—	(4,799)
COP	107,445,784,000	USD	37,462,030	Deutsche Bank AG	4/30/18	177,560	—
KZT	1,696,950,000	USD	4,938,737	Deutsche Bank AG	4/30/18	251,408	—
TRY	37,643,600	USD	9,713,628	Standard Chartered Bank	4/30/18	51,232	—
AUD	41,650,000	USD	33,740,457	Australia and New Zealand Banking Group Limited	5/2/18	—	(183,892)
EUR	9,293,763	HUF	2,884,333,425	Credit Agricole Corporate and Investment Bank	5/2/18	7,818	—
KZT	1,061,553,000	USD	3,089,053	Goldman Sachs International	5/2/18	156,691	—
KZT	567,380,000	USD	1,647,684	Standard Chartered Bank	5/2/18	87,105	—
PHP	209,491,000	USD	4,058,016	BNP Paribas	5/2/18	1,101	—
PHP	938,670,000	USD	18,189,517	JPMorgan Chase Bank, N.A.	5/2/18	—	(1,762)
PHP	1,209,640,000	USD	23,455,136	Nomura International PLC	5/2/18	—	(17,043)
PHP	930,479,000	USD	18,009,852	UBS AG	5/2/18	19,193	—
PLN	36,815,559	EUR	8,824,983	Bank of America, N.A.	5/2/18	—	(7,022)
USD	3,582,352	KRW	3,832,400,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(7,382)
USD	6,207,422	KRW	6,640,700,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(12,792)
USD	1,712,803	KRW	1,828,400,000	BNP Paribas	5/2/18	176	—
USD	93,574,038	KRW	99,909,000,000	Nomura International PLC	5/2/18	—	(8,765)
USD	47,795,991	NZD	64,450,000	Australia and New Zealand Banking Group Limited	5/2/18	337,583	—
UYU	145,230,000	USD	5,039,209	Citibank, N.A.	5/2/18	874	—
UYU	301,650,000	USD	10,018,266	Citibank, N.A.	5/8/18	437,461	—
CZK	1,944,655,000	EUR	76,022,479	JPMorgan Chase Bank, N.A.	5/10/18	1,017,541	—
CZK	460,503,000	EUR	18,015,069	JPMorgan Chase Bank, N.A.	5/10/18	225,204	—
THB	812,910,000	USD	25,587,347	Citibank, N.A.	5/10/18	430,353	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	271,828,000	USD	8,218,534	Deutsche Bank AG	5/10/18	$481,494	$—
THB	206,890,000	USD	6,372,218	Deutsche Bank AG	5/10/18	249,427	—
THB	187,581,000	USD	5,773,944	Deutsche Bank AG	5/10/18	229,705	—
THB	161,026,000	USD	4,869,247	Standard Chartered Bank	5/10/18	284,492	—
USD	35,490,963	EUR	28,678,060	JPMorgan Chase Bank, N.A.	5/10/18	—	(347,949)
USD	62,592,045	EUR	52,439,716	JPMorgan Chase Bank, N.A.	5/10/18	—	(2,941,760)
USD	5,773,944	THB	187,581,000	Deutsche Bank AG	5/10/18	—	(229,705)
USD	8,218,534	THB	271,828,000	Deutsche Bank AG	5/10/18	—	(481,494)
USD	4,869,247	THB	161,026,000	Standard Chartered Bank	5/10/18	—	(284,492)
AUD	42,429,000	USD	31,897,061	Australia and New Zealand Banking Group Limited	5/11/18	2,288,207	—
AUD	24,223,000	USD	18,210,246	Australia and New Zealand Banking Group Limited	5/11/18	1,306,353	—
SEK	329,103,000	EUR	33,016,869	Credit Suisse International	5/11/18	785,379	—
USD	1,879,047	NZD	2,621,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(50,906)
USD	6,110,174	NZD	8,944,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(475,673)
USD	17,322,863	NZD	25,357,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(1,348,573)
KZT	1,107,185,000	USD	3,210,628	Goldman Sachs International	5/14/18	172,344	—
KZT	736,348,000	USD	2,153,379	Deutsche Bank AG	5/15/18	96,384	—
USD	26,968,484	ZAR	376,507,000	BNP Paribas	5/15/18	—	(4,341,047)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(43,947)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(68,210)
USD	84,815,174	EUR	71,201,456	Standard Chartered Bank	5/17/18	—	(4,209,935)
EGP	120,004,000	USD	6,469,218	Citibank, N.A.	5/21/18	224,871	—
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(262,391)
KZT	1,377,031,186	USD	3,954,146	Standard Chartered Bank	5/22/18	251,434	—
KZT	2,280,000,000	USD	6,740,577	Standard Chartered Bank	5/22/18	222,753	—
KZT	688,516,000	USD	1,977,074	Standard Chartered Bank	5/23/18	125,599	—
USD	6,141,711	EUR	4,977,035	Standard Chartered Bank	5/24/18	—	(84,345)
USD	24,970,083	EUR	20,225,241	Standard Chartered Bank	5/24/18	—	(330,822)
USD	135,280,731	EUR	112,124,267	Standard Chartered Bank	5/24/18	—	(4,981,891)
USD	16,958,794	JPY	1,869,333,944	Standard Chartered Bank	5/24/18	—	(280,891)
USD	28,705,199	JPY	3,219,001,028	Standard Chartered Bank	5/24/18	—	(981,612)
USD	19,919,001	NZD	27,364,347	Credit Suisse International	5/24/18	—	(229,834)
EUR	6,951,781	HUF	2,154,427,000	HSBC Bank USA, N.A.	5/30/18	20,870	—
PLN	29,399,000	EUR	7,053,940	HSBC Bank USA, N.A.	5/30/18	—	(28,009)
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	278,221	—
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	79,048	—
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	96,679	—
KZT	4,136,951,040	USD	12,071,640	Standard Chartered Bank	6/6/18	552,303	—
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	83,836	—
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	151,823	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	208,352	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(190,472)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(16,416)
USD	1,643,624	EUR	1,377,700	Deutsche Bank AG	6/7/18	—	(81,558)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(130,929)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(248,207)
USD	5,117,784	EUR	4,338,760	Deutsche Bank AG	6/7/18	—	(315,290)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	$416,178	$—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	215,893	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	141,801	—
MAD	26,822,000	USD	2,768,580	Standard Chartered Bank	6/11/18	102,022	—
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(102,409)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	107,412	—
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	621,179	—
USD	3,128,454	EUR	2,532,628	Standard Chartered Bank	6/12/18	—	(44,092)
USD	3,277,908	EUR	2,653,274	Standard Chartered Bank	6/12/18	—	(45,768)
USD	1,614,644	EUR	1,366,640	Standard Chartered Bank	6/12/18	—	(97,304)
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(104,746)
USD	3,926,871	EUR	3,303,000	Standard Chartered Bank	6/12/18	—	(210,697)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(231,588)
USD	5,954,318	EUR	4,990,000	Standard Chartered Bank	6/12/18	—	(296,503)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(388,970)
KZT	323,000,000	USD	938,681	Citibank, N.A.	6/13/18	46,568	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	107,178	—
KZT	3,560,660,000	USD	10,317,763	VTB Capital PLC	6/13/18	543,335	—
KZT	2,200,000,000	USD	6,344,629	VTB Capital PLC	6/14/18	365,664	—
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	272,765	—
USD	45,405,152	ZAR	638,124,000	Standard Chartered Bank	6/15/18	—	(7,428,714)
USD	43,455,180	ZAR	609,850,000	UBS AG	6/15/18	—	(7,037,722)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	431,234	—
USD	7,788,465	EUR	6,237,358	Goldman Sachs International	6/21/18	—	(29,954)
USD	6,810,065	EUR	5,508,647	Goldman Sachs International	6/21/18	—	(94,927)
USD	16,832,187	EUR	13,623,234	Goldman Sachs International	6/21/18	—	(244,296)
USD	16,965,780	EUR	13,731,081	Goldman Sachs International	6/21/18	—	(245,887)
USD	52,433,111	EUR	42,260,910	Deutsche Bank AG	6/28/18	—	(566,942)
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	73,748	—
KZT	4,000,000,000	USD	11,808,118	VTB Capital PLC	7/11/18	373,876	—
KZT	6,740,000,000	USD	20,000,000	VTB Capital PLC	7/12/18	525,504	—
USD	143,095,150	EUR	113,943,775	Goldman Sachs International	7/12/18	52,058	—
USD	128,524,854	EUR	102,680,238	Goldman Sachs International	7/12/18	—	(378,185)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	193,262	—
KZT	2,452,093,000	USD	7,341,596	Goldman Sachs International	7/16/18	124,149	—
KZT	1,226,047,000	USD	3,670,799	Goldman Sachs International	7/16/18	62,074	—
KZT	6,710,000,000	USD	20,000,000	VTB Capital PLC	7/16/18	429,546	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	373,106	—
KZT	3,602,950,000	USD	10,353,305	Standard Chartered Bank	7/25/18	610,836	—
DOP	321,064,000	USD	6,484,831	Citibank, N.A.	7/26/18	—	(47,591)
KZT	4,405,170,000	USD	12,609,618	Citibank, N.A.	7/27/18	794,251	—
RUB	3,237,699,000	USD	56,108,745	Credit Suisse International	7/30/18	289,751	—
RUB	4,264,401,000	USD	74,607,899	Credit Suisse International	7/30/18	—	(324,960)
RUB	1,306,617,000	USD	22,759,397	Deutsche Bank AG	7/31/18	—	(1,557)
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	405,782	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(742,551)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,552,501)
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	202,284	—
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(167,804)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	217,919	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	111,631	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	532,999	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	$192,590	$—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	73,776	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(225,395)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	68,147	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	73,344	—
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	71,695	—
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(68,932)
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	522,364	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	34,399	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	218,885	—
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	39,986	—
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	384,915	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	372,000	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	138,596	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	234,782	—
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	830,915	—
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	893,363	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	831,558	—
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(179,347)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(67,537)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(77,476)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(77,476)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	198,174	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	180,224	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(23,806)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(45,905)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	231,163	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(14,624)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(304,953)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(33,849)
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(13,591)
USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	—	(13,592)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(27,063)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(13,742)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(13,745)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(30,987)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(79,277)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(13,128)
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	—	(8,845)
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	—	(45,609)
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(114,256)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(128,708)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(38,876)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(664,012)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(663,795)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(111,898)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(103,270)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(41,693)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(35,257)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(10,783)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(96,662)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(207,994)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(46,114)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	$—	$(372,401)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(56,156)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(53,637)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(287,574)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(183,722)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(400,005)
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(984,553)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(498,622)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(74,585)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(83,330)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,000,098)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(338,337)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(545,170)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(258,769)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(284,669)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(451,799)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(533,297)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(427,932)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(543,932)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(75,072)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(89,266)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(45,629)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(77,933)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(74,071)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(88,498)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(47,352)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(66,476)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(78,053)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(138,698)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(232,274)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(34,103)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(61,916)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(84,234)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(270,879)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(283,635)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(117,661)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(243,772)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(161,372)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(317,180)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(327,594)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(23,007)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(377,023)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(82,307)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(891,139)

						$142,244,754	$(187,863,326)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		22,761	$(125,527)
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		43,771	(299,000)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		43,771	(41,232)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	23,080
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	43,772	(513,670)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	(184,149)

						$(1,140,498)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	4,364	Short	Apr-18	$(280,648,840)	$(30,682,324)
Equity Futures
MSCI Singapore Index	1,755	Short	Feb-18	(53,817,094)	1,085,188
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	75	Short	Mar-18	(7,271,484)	127,308
U.S. 10-Year Deliverable Interest Rate Swap	362	Short	Mar-18	(34,457,875)	1,072,296

					$(28,397,532)

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$225,854
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	302,215
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	267,204
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	166,553
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(463,877)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(552,829)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(542,695)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(284,940)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(87,329)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(100,257)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	(58,195)
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	657,594

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	$122,124
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	282,406
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	296,170
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	397,760
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	377,026
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	372,593
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	245,449
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	562,405

								$2,185,231

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$2,856,096

							$2,856,096

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	368,297	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$10,741
CME Group, Inc.	BRL	374,865	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	3,326
CME Group, Inc.	BRL	379,217	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	391,080	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	3,470
CME Group, Inc.	BRL	392,710	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	33,267
CME Group, Inc.	BRL	740,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	61,675

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	753,819	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$—
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	23,612
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	38,427
CME Group, Inc.	BRL	70,022	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	72,554	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(30,440)
CME Group, Inc.	BRL	73,394	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(30,792)
CME Group, Inc.	BRL	139,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	7,898
CME Group, Inc.	MXN	3,922,020	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(3,203,059)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,449,517)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,714,424)
CME Group, Inc.	MXN	1,026,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	8/19/19	(726,494)
CME Group, Inc.	MXN	1,026,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/19/19	(751,927)
CME Group, Inc.	MXN	1,037,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(765,482)
CME Group, Inc.	MXN	868,970	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/22/19	(636,178)
CME Group, Inc.	MXN	2,426,140	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,725,811)
CME Group, Inc.	MXN	1,428,260	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.25% (pays monthly)(1)	10/21/19	(798,318)
CME Group, Inc.	MXN	1,424,944	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	10/22/19	(729,522)
CME Group, Inc.	MXN	2,843,266	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.37% (pays monthly)	10/22/19	(1,312,266)
CME Group, Inc.	MXN	2,856,530	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.31% (pays monthly)	10/22/19	(1,467,038)
CME Group, Inc.	MXN	2,124,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	10/24/19	(1,008,240)
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(502,978)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(443,043)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	287,298
CME Group, Inc.	MXN	1,277,918	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(182,475)
CME Group, Inc.	MXN	4,045,452	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(618,193)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	878,027
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	883,357

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	$598,353
LCH.Clearnet	EUR	155,901	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	678,516
LCH.Clearnet(2)	EUR	81,795	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	410,394
LCH.Clearnet	EUR	53,049	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	9/20/27	235,559
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(170,269)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(603,728)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(533,496)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(342,351)
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(242,031)
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(78,581)
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(79,144)
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(165,140)
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(135,020)
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays quarterly)	10/19/26	(262,254)
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(273,990)
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(127,785)
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(304,795)
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(194,699)
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(161,505)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(784,247)
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(147,417)
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(136,472)
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(395,942)
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(1,721,816)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	(132,878)
LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	(114,082)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(2)	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	$(15,395)
LCH.Clearnet(2)	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(109,257)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	942,983
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	456,931
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	1,166,198
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	636,690
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	141,933
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	138,514
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	314,747
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	320,320
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	243,649
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	104,606
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	223,261
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	284,438
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	342,111
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	525,836
LCH.Clearnet	NZD	81,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually)	11/8/19	(88,234)
LCH.Clearnet	NZD	162,600	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(169,228)
LCH.Clearnet	NZD	164,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(171,622)
LCH.Clearnet	NZD	162,600	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/9/19	(238,254)
LCH.Clearnet	NZD	313,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually)	11/10/19	(413,498)
LCH.Clearnet	NZD	325,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/10/19	(458,235)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,935,637
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	539,449
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	599,030
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(458,918)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	$(267,552)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(281,381)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(891,959)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(139,325)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	152,390
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	678,879
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	663,916
LCH.Clearnet	NZD	47,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	275,854
LCH.Clearnet	NZD	93,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	545,839
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	220,389
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	(16,805)
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	(27,849)
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	(54,329)
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(645,358)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(551,120)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(191,724)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(689,393)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(146,407)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(154,491)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(236,087)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(182,505)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(243,732)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(178,074)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(453,426)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(253,770)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(148,813)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(909,821)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(157,255)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(169,660)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(457,522)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	208,268
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	23,671
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	33,784
LCH.Clearnet(2)	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	(11,486)
LCH.Clearnet(2)	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	(56,751)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	1,752
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(45,838)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(196,052)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(245,198)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(187,730)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(258,981)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(117,918)
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(126,334)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(255,474)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(421,465)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(160,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(335,907)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(598,920)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(375,980)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(24,579)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	$(216,181)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(216,857)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(228,306)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(461,513)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(218,714)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(258,761)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(258,528)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(238,165)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(477,261)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(546,560)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually)	1/6/22	(572,571)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(212,767)
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.06% (pays semi-annually)	7/30/22	(288,727)
LCH.Clearnet	USD	19,771	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	537,584
LCH.Clearnet	USD	7,836	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.51% (pays semi-annually)	1/26/23	33,074
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(375,835)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(512,720)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(698,427)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(701,278)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(231,661)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(899,791)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(199,596)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(428,874)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	$(1,456,285)
LCH.Clearnet	USD	11,590	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	534,741
LCH.Clearnet	USD	8,734	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/11/27	474,197
LCH.Clearnet	USD	122,717	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	4,069,324
LCH.Clearnet	USD	2,300	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.33% (pays semi-annually)	11/6/27	75,129
LCH.Clearnet	USD	705	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.28% (pays semi-annually)	11/9/27	25,459
LCH.Clearnet	USD	1,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.38% (pays semi-annually)	11/14/27	54,132
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	507,726
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	111,996
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	139,966
LCH.Clearnet	USD	2,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.34% (pays semi-annually)	12/18/27	86,943
LCH.Clearnet	USD	4,155	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.47% (pays semi-annually)	1/9/28	95,599
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	136,236
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	1,744
LCH.Clearnet(2)	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	12,330

							$(25,121,972)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.91% (pays quarterly)	2/7/27	$392,020
Bank of America, N.A.	CNY	513,400	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(127,423)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/14/22	$(349,505)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.09% (pays semi-annually)	6/15/22	(153,342)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.15% (pays semi-annually)	6/29/22	(402,713)
Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.21% (pays semi-annually)	7/10/22	(851,873)
Bank of America, N.A.	INR	3,000,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(699,614)
Bank of America, N.A.	INR	3,466,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(608,997)
Bank of America, N.A.	INR	2,165,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	109,865
Bank of America, N.A.	INR	1,804,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(11,855)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	534,049
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	(225,920)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(147,499)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(240,743)
BNP Paribas	CNY	492,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.77% (pays quarterly)	12/18/19	(153,699)
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/23/22	(317,301)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	$1,345,132
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly)	1/17/27	306,114
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.92% (pays quarterly)	2/7/27	174,829
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	492,881
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.85% (pays quarterly)	2/7/37	229,587
BNP Paribas	KRW	6,949,400	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	503,600
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.14% (pays semi-annually)	6/29/22	(223,018)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/29/22	(467,332)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.18% (pays semi-annually)	6/30/22	(860,242)
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.40% (pays quarterly)	10/27/21	1,169,582
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	1/17/27	448,904
Citibank, N.A.	KRW	5,623,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	410,112

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	414,520	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	$(96,537)
Deutsche Bank AG	CNY	833,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(206,746)
Deutsche Bank AG	CNY	500,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.75% (pays quarterly)	1/18/20	(71,710)
Deutsche Bank AG	INR	927,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(268,435)
Deutsche Bank AG	INR	1,834,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	90,006
Deutsche Bank AG	INR	2,140,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	346,304
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(504,835)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(569,358)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	(337,000)
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	(355,856)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.50% (pays annually)	6/13/21	(25,035)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.51% (pays annually)	6/15/21	(26,376)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.52% (pays annually)	6/21/21	(27,905)
Goldman Sachs International	CLP	25,906,860	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(322,506)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	$(330,523)
Goldman Sachs International	CLP	12,583,330	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(164,133)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	(358,414)
Goldman Sachs International	CLP	19,818,480	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	(115,541)
Goldman Sachs International	CLP	7,644,268	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(65,513)
Goldman Sachs International	CLP	38,504,460	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(299,466)
Goldman Sachs International	CLP	7,927,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(54,784)
Goldman Sachs International	CLP	8,506,025	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	(62,426)
Goldman Sachs International	CNY	237,780	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.72% (pays quarterly)	12/4/19	(44,963)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/15/22	(259,888)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(56,666)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/29/22	(399,621)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.23% (pays semi-annually)	7/7/22	(319,063)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(887,155)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(658,897)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	INR	1,426,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	$132,273
Goldman Sachs International	KRW	7,299,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	532,344
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	107,672
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	23,670
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	5,053
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	2,211
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(27,774)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(414,916)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(812,180)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	197,229
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	124,385
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	66,843
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	(143,026)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	46,657
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.61% (pays annually)	7/30/22	66,690
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(373,329)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	$(233,261)
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(796,079)
JPMorgan Chase Bank, N.A.	CNY	301,040	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.82% (pays quarterly)	12/22/19	(139,642)
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(13,648)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/6/22	(206,964)
JPMorgan Chase Bank, N.A.	INR	2,140,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	324,367
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	538,223
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	272,837
Morgan Stanley & Co. International PLC	CNY	518,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/4/19	(121,726)
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/11/22	(350,533)
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/27/22	(632,682)
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	481,282
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	2/7/37	577,549
Standard Chartered Bank	CNY	425,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(105,483)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	759,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.78% (pays quarterly)	12/18/19	$(266,095)
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(43,385)
Standard Chartered Bank	INR	600,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(186,069)
Standard Chartered Bank	INR	1,831,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	282,383

							$(7,262,567)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual FixedRate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	0.93%	$26,986	$292,928	$319,914

Total		$9,840				$26,986	$292,928	$319,914

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit		90,440	1.00% (pays quarterly)(1)	12/20/22	$(2,509,573)	$1,767,282	$(742,291)
Colombia	ICE Clear Credit		103,230	1.00% (pays quarterly)(1)	12/20/22	(623,968)	(1,206,550)	(1,830,518)
Colombia	ICE Clear Credit		60,800	1.00% (pays quarterly)(1)	12/20/27	3,338,258	(6,470,054)	(3,131,796)
Malaysia	ICE Clear Credit		394,100	1.00% (pays quarterly)(1)	12/20/22	(8,080,407)	6,031,047	(2,049,360)
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit		970	1.00% (pays quarterly)(1)	12/20/22	5,091	(40,209)	(35,118)
Markit iTraxx Europe Subordinated Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	197,060	1.00% (pays quarterly)(1)	12/20/22	(7,130,070)	4,865,315	(2,264,755)
Mexico	ICE Clear Credit		201,000	1.00% (pays quarterly)(1)	12/20/22	(537,362)	(1,231,737)	(1,769,099)

Reference Entity	Counterparty	Notional Amount† (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Qatar	ICE Clear Credit	153,164	1.00% (pays quarterly)(1)	12/20/22	$(1,131,334)	$(56,230)	$(1,187,564)
Qatar	ICE Clear Credit	23,815	1.00% (pays quarterly)(1)	12/20/27	878,787	(1,046,423)	(167,636)
Qatar	ICE Clear Credit	23,816	1.00% (pays quarterly)(1)	12/20/27	878,824	(1,046,592)	(167,768)
Qatar	ICE Clear Credit	57,454	1.00% (pays quarterly)(1)	12/20/27	2,120,073	(2,379,215)	(259,142)
Russia	ICE Clear Credit	262,013	1.00% (pays quarterly)(1)	12/20/22	459,454	(4,806,939)	(4,347,485)
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	(143,007)	(5,078,317)	(5,221,324)
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,126,918	(1,440,233)	(313,315)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,859,962	(2,381,759)	(521,797)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	1,980,313	(2,645,847)	(665,534)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,571,125	(3,358,570)	(787,445)

Total					$(4,936,916)	$(20,525,031)	$(25,461,947)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.75%	$30,763	$174,922	$205,685
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.79	45,452	210,614	256,066
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	0.93	31,661	355,750	387,411
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	0.98	23,108	545,141	568,249
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	1.02	7,257	322,378	329,635
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	12/20/22	1.64	(539,172)	680,128	140,956
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	2.48	(3,051,145)	4,282,358	1,231,213
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	2.48	(2,929,100)	4,111,064	1,181,964
Turkey	Citibank, N.A.	43,500	1.00% (pays quarterly)(1)	12/20/22	1.64	(1,178,522)	1,230,480	51,958
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	0.93	39,683	367,213	406,896

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Turkey	Goldman Sachs International	$11,535	1.00% (pays quarterly)(1)	12/20/26	2.48	$(1,220,458)	$1,723,185	$502,727
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	2.60	(3,970,145)	4,606,910	636,765
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	0.93	33,705	368,493	402,198
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	0.93	22,214	215,808	238,022

Total		$241,464				$(12,654,699)	$19,194,444	$6,539,745

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00% (pays quarterly)(1)	6/20/18	$(9,550)	$(880)	$(10,430)
Bulgaria	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/18	(21,500)	(3,717)	(25,217)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(19,614)	(3,960)	(23,574)
China	JPMorgan Chase Bank, N.A.	10,200	1.00% (pays quarterly)(1)	3/20/18	(24,495)	4,060	(20,435)
Croatia	BNP Paribas	3,960	1.00% (pays quarterly)(1)	6/20/18	(18,392)	(23,982)	(42,374)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(14,026)	(32,202)	(46,228)
Croatia	Citibank, N.A.	1,913	1.00% (pays quarterly)(1)	3/20/18	(4,560)	(4,544)	(9,104)
Croatia	Citibank, N.A.	930	1.00% (pays quarterly)(1)	6/20/18	(4,319)	(5,730)	(10,049)
Croatia	Citibank, N.A.	1,270	1.00% (pays quarterly)(1)	6/20/18	(5,898)	(9,110)	(15,008)
Croatia	Citibank, N.A.	5,580	1.00% (pays quarterly)(1)	6/20/18	(25,916)	(39,523)	(65,439)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(6,132)	(12,788)	(18,920)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,492)	(5,352)	(7,844)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(19,359)	(42,579)	(61,938)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(30,382)	(48,945)	(79,327)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(40,930)	(84,275)	(125,205)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(63,617)	(131,123)	(194,740)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(33,599)	(74,144)	(107,743)
Croatia	HSBC Bank USA, N.A.	2,822	1.00% (pays quarterly)(1)	3/20/18	(6,726)	(6,704)	(13,430)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	JPMorgan Chase Bank, N.A.	$1,533	1.00% (pays quarterly)(1)	6/20/18	$(7,120)	$(11,006)	$(18,126)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00% (pays quarterly)(1)	3/20/18	(3,017)	(3,036)	(6,053)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00% (pays quarterly)(1)	3/20/18	(7,301)	(6,618)	(13,919)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00% (pays quarterly)(1)	6/20/18	(5,402)	(8,714)	(14,116)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	6/20/18	(11,611)	(17,156)	(28,767)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00% (pays quarterly)(1)	6/20/18	(12,749)	(21,057)	(33,806)
Croatia	Nomura International PLC	6,600	1.00% (pays quarterly)(1)	3/20/18	(15,731)	(11,301)	(27,032)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	365,461	(392,171)	(26,710)
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	568,468	(602,168)	(33,700)
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	719,065	(751,531)	(32,466)
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,252,453	(1,409,995)	(157,542)
Lebanon	Deutsche Bank AG	5,130	1.00% (pays quarterly)(1)	3/20/18	2,973	(18,508)	(15,535)
Lebanon	Deutsche Bank AG	5,130	1.00% (pays quarterly)(1)	3/20/18	2,973	(18,515)	(15,542)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(88,897)	31,770	(57,127)
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(95,906)	37,058	(58,848)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	330,835	(786,320)	(455,485)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	410,487	(756,155)	(345,668)
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(81,237)	28,495	(52,742)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(45,342)	19,163	(26,179)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(49,429)	18,340	(31,089)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,533)	3,756	(1,777)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,533)	3,538	(1,995)
Qatar	Barclays Bank PLC	9,791	1.00% (pays quarterly)(1)	12/20/18	(76,893)	28,310	(48,583)
Qatar	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3/20/19	(10,850)	4,181	(6,669)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(3,252)	9,801	6,549

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$7,680	1.00% (pays quarterly)(1)	9/20/23	$(6,938)	$3,731	$(3,207)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(5,523)	2,650	(2,873)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(20,698)	12,997	(7,701)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(5,523)	2,497	(3,026)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(17,829)	8,062	(9,767)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(15,009)	6,696	(8,313)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(30,108)	11,307	(18,801)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(20,141)	(18,526)	(38,667)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(117,883)	(73,765)	(191,648)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	2,500	(4,222)	(1,722)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	12,703	982	13,685
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(5,244)	2,208	(3,036)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(5,226)	3,552	(1,674)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(10,574)	5,347	(5,227)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(15,575)	6,836	(8,739)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(5,606)	2,158	(3,448)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(13,924)	5,530	(8,394)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	39,503	12,233	51,736
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	6,548	(11,204)	(4,656)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	73,633	(173,551)	(99,918)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	110,449	(343,052)	(232,603)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	215,597	(480,571)	(264,974)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	387,603	(956,840)	(569,237)
South Africa	Barclays Bank PLC	3,100	1.00% (pays quarterly)(1)	9/20/22	45,652	(121,746)	(76,094)
South Africa	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/22	45,652	(125,088)	(79,436)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	220,205	(388,578)	(168,373)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	BNP Paribas	$13,330	1.00% (pays quarterly)(1)	12/20/25	$998,411	$(1,957,651)	$(959,240)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,197,644	(2,349,657)	(1,152,013)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,961,320	(3,682,257)	(1,720,937)
South Africa	Credit Suisse International	3,700	1.00% (pays quarterly)(1)	9/20/22	54,488	(175,733)	(121,245)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	71,571	(221,879)	(150,308)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	83,941	(259,113)	(175,172)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	45,211	(135,830)	(90,619)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	220,898	(685,192)	(464,294)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	48,746	(125,521)	(76,775)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	46,039	(113,845)	(67,806)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	131,119	(307,684)	(176,565)
South Africa	Nomura International PLC	1,000	1.00% (pays quarterly)(1)	9/20/22	14,727	(35,913)	(21,186)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	139,424	(353,329)	(213,905)
Thailand	Citibank, N.A.	6,900	1.00% (pays quarterly)(1)	3/20/18	(16,867)	85	(16,782)

Total					$8,636,321	$(18,169,213)	$(9,532,892)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $251,304,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	68,750	Positive Return on KOSPI 200 Index Futures 3/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2018 (pays upon termination)	3/8/18	$703,441
Citibank, N.A.	UAH	434,191	Total Return on Ukraine Treasury Bill, 0.00% due 4/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $15,016,873 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	4/27/18	58,953
Citibank, N.A.	UAH	230,304	Total Return on Ukraine Treasury Bill, 0.00% due 4/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $8,014,234 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	4/27/18	4,327
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	13,290
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(328,245)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	414,521
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	114,977

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	403,700
Goldman Sachs International	EGP	181,950	Total Return on Egypt Treasury Bill, 0.00% due 7/24/18 (pays upon termination)	3-month USD-LIBOR-BBA +55 bp on 9,412,749 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/24/18	105,067

						$1,490,031

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 (pays semi-annually) plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 (pays semi-annually) plus USD 21,050,185	3/2/20	$(1,089,279)
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 (pays semi-annually) plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 (pays semi-annually) plus USD 15,735,726	3/8/20	(1,202,892)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 (pays semi-annually) plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 (pays semi-annually) plus USD 21,119,874	3/31/20	(766,163)
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 (pays semi-annually) plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 (pays semi-annually) plus USD 12,203,046	4/20/20	(667,760)

				$(3,726,094)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount(000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	907	CLP	24,177,216	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$(134,093)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount(000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	907	CLP	24,178,821	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	(103,073)
Goldman Sachs International	CLF	453	CLP	12,090,217	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	(51,073)
Goldman Sachs International	CLF	907	CLP	24,186,773	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	(57,390)
Goldman Sachs International	CLF	679	CLP	18,104,045	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	(47,588)
Goldman Sachs International	CLF	272	CLP	7,239,753	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	6,576
Goldman Sachs International	CLF	1,387	CLP	37,113,487	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	109,369
Goldman Sachs International	CLF	283	CLP	7,575,692	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	16,592
Goldman Sachs International	CLF	301	CLP	8,066,826	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	53,333

								$(207,347)

								$(3,933,441)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CLF	-	Chilean Unidad de Fomento
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $36,384,492 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(30,682,324)

Total		$—	$(30,682,324)

Credit	Credit Default Swaps	$10,060,142	$(14,078,520)
Credit	Credit Default Swaps (Centrally Cleared)*	319,914	(25,461,947)

Total		$10,380,056	$(39,540,467)

Equity Price	Futures Contracts*	$1,085,188	$—
Equity Price	Options Purchased	2,661,237	—
Equity Price	Total Return Swaps	703,441	—

Total		$4,449,866	$—

Foreign Exchange	Currency Options Purchased	$2,016,754	$—
Foreign Exchange	Currency Options Written	—	(20,488)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	142,244,754	(187,863,326)
Foreign Exchange	Forward Volatility Agreements	23,080	(1,163,578)
Foreign Exchange	Total Return Swaps	1,114,835	(328,245)

Total		$145,399,423	$(189,375,637)

Interest Rate	Cross-Currency Swaps	$185,870	$(4,119,311)
Interest Rate	Futures Contracts*	1,199,604	—
Interest Rate	Inflation Swaps	2,856,096	—
Interest Rate	Inflation Swaps (Centrally Cleared)	4,275,353	(2,090,122)
Interest Rate	Interest Rate Swaps	10,334,653	(17,597,220)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	22,771,175	(47,893,147)

Total		$41,622,751	$(71,699,800)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Citibank, N.A.	10/17/17	On Demand	2.15%	AUD	32,879,218	$26,653,703	$27,764,093
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.50	USD	3,068,135	3,069,286	3,819,703
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85	AUD	25,798,347	20,797,938	21,214,007
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85	AUD	86,012,593	69,341,055	70,728,245
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	2.00	USD	1,943,775	1,944,747	2,360,000
Nomura International PLC	10/25/17	On Demand	1.97	AUD	24,690,120	19,996,680	20,841,832

Total						$141,803,409	$146,727,880

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At January 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,552,247,502	$—	$2,552,247,502
Foreign Corporate Bonds	—	79,459,533	—	79,459,533
Sovereign Loans	—	85,188,564	39,491,021	124,679,585
Credit Linked Notes (CLN)	—	3,037,500	—	3,037,500
Collateralized Mortgage Obligations	—	236,785,304	—	236,785,304
Small Business Administration Loans (Interest Only)	—	44,476,287	—	44,476,287
Common Stocks	134,409,105 *	251,065,660 **	—	385,474,765
Rights	—	19,809	—	19,809
Warrants	—	—	137,723	137,723
Short-Term Investments —
Foreign Government Securities	—	593,730,922	—	593,730,922
U.S. Treasury Obligations	—	674,990,139	—	674,990,139
Other	—	404,818,483	—	404,818,483
Currency Options Purchased	—	2,016,754	—	2,016,754
Call Options Purchased	—	2,661,237	—	2,661,237
Total Investments	$134,409,105	$4,930,497,694	$39,628,744	$5,104,535,543
Forward Foreign Currency Exchange Contracts	$—	$142,244,754	$—	$142,244,754
Forward Volatility Agreements	—	23,080	—	23,080
Futures Contracts	1,199,604	1,085,188	—	2,284,792
Swap Contracts	—	67,547,356	—	67,547,356
Total	$135,608,709	$5,141,398,072	$39,628,744	$5,316,635,525

Liability Description
Currency Options Written	$—	$(20,488)	$—	$(20,488)
Forward Foreign Currency Exchange Contracts	—	(187,863,326)	—	(187,863,326)
Forward Volatility Agreements	—	(1,163,578)	—	(1,163,578)
Futures Contracts	(30,682,324)	—	—	(30,682,324)
Swap Contracts	—	(106,262,286)	—	(106,262,286)
Total	$(30,682,324)	$(295,309,678)	$—	$(325,992,002)

*	Includes $134,409,105 for Iceland.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Multisector Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Multisector Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Multisector Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $489,352,073 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multisector Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 21.4%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 2.4%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,732,968

			$11,732,968

Banks — 2.7%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,675,577
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,549,039

			$13,224,616

Commercial Services — 0.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,728,450

			$1,728,450

Computers — 1.8%
Seagate HDD Cayman, 4.875%, 6/1/27		4,689	$4,621,456
Seagate HDD Cayman, 5.75%, 12/1/34		4,109	4,003,680

			$8,625,136

Diversified Financial Services — 2.7%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)		2,623	$2,731,199
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,499,163

			$13,230,362

Electronics — 0.3%
Ingram Micro, Inc., 5.45%, 12/15/24		1,722	$1,708,188

			$1,708,188

Home Builders — 2.0%
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	$9,839,645

			$9,839,645

Oil & Gas — 1.7%
Nabors Industries, Inc., 5.10%, 9/15/23		665	$650,037
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	7,568,910

			$8,218,947

Oil & Gas Services — 1.5%
Oceaneering International, Inc., 4.65%, 11/15/24		7,520	$7,313,576

			$7,313,576

Real Estate Investment Trusts (REITs) — 2.0%
CBL & Associates, L.P., 4.60%, 10/15/24		6,080	$5,367,828
CBL & Associates, L.P., 5.95%, 12/15/26		2,150	1,984,659
EPR Properties, 4.50%, 6/1/27		2,500	2,480,403

			$9,832,890

1

Security	Principal Amount* (000’s omitted)		Value
Retail — 3.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,055,000
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,765,752
Signet UK Finance PLC, 4.70%, 6/15/24		6,014	5,869,164

			$16,689,916

Toys, Games & Hobbies — 0.5%
Mattel, Inc., 5.45%, 11/1/41		910	$817,862
Mattel, Inc., 6.20%, 10/1/40		745	702,163
Mattel, Inc., 6.75%, 12/31/25(1)		1,005	1,020,075

			$2,540,100

Total Corporate Bonds & Notes (identified cost $101,213,438)			$104,684,794

Foreign Corporate Bonds — 19.3%

Security	Principal Amount* (000’s omitted)		Value
Airlines — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)		3,790	$3,790,000
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	1,221,875

			$5,011,875

Banks — 2.7%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,774,734
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)		2,050	2,085,875
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/6/28(1)(3)(4)		610	678,320
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(1)(3)		2,535	2,511,298

			$13,050,227

Diversified Financial Services — 0.8%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)		3,578	$3,630,954
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)		270	275,333

			$3,906,287

Electric — 1.1%
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)		5,411	$5,534,371

			$5,534,371

Foods — 1.7%
ESAL GmbH, 6.25%, 2/5/23(1)		8,730	$8,511,750

			$8,511,750

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		4,634	$5,398,610

			$5,398,610

Holding Company - Diversified — 0.6%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		2,680	$2,754,370

			$2,754,370

2

Security	Principal Amount* (000’s omitted)		Value
Mining — 0.6%
Yamana Gold, Inc., 4.625%, 12/15/27(1)		2,689	$2,691,104

			$2,691,104

Miscellaneous Manufacturing — 1.9%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$9,314,975

			$9,314,975

Oil & Gas — 4.5%
Ecopetrol S.A., 5.875%, 5/28/45		9,158	$9,696,033
Petrobras Global Finance B.V., 5.625%, 5/20/43		11,000	10,014,400
YPF S.A., 7.00%, 12/15/47(1)		2,520	2,401,308

			$22,111,741

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46		3,125	$2,388,564

			$2,388,564

Telecommunications — 1.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	187,320	$9,420,475

			$9,420,475

Transportation — 0.9%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		740	$729,692
JSL Europe S.A., 7.75%, 7/26/24(1)		3,645	3,838,185

			$4,567,877

Total Foreign Corporate Bonds (identified cost $92,851,768)			$94,662,226

Foreign Government Bonds — 21.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Republic of Argentina, 7.82%, 12/31/33	EUR	2,271	$3,278,951

			$3,278,951

Australia — 2.2%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	12,360	$10,968,423

			$10,968,423

Brazil — 2.3%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$11,416,158

			$11,416,158

Canada — 6.2%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,916,362
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	3,480	2,982,671
Canadian Government Bond, 0.75%, 3/1/21	CAD	16,830	13,199,509

			$30,098,542

3

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.1%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	39,385	$10,123,504

			$10,123,504

Mexico — 2.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	192,690	$10,402,521

			$10,402,521

Norway — 1.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,308,609

			$6,308,609

Supranational — 3.8%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	64,010,000	$4,926,549
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	4,960	3,750,792
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,633,674
International Finance Corp., 6.45%, 10/30/18	INR	205,840	3,258,980

			$18,569,995

Uruguay — 0.5%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$2,442,960

			$2,442,960

Total Foreign Government Bonds (identified cost $100,299,319)			$103,609,663

Convertible Bonds — 2.5%

Security	Principal Amount (000’s omitted)		Value
Oil & Gas — 2.5%
Ascent Resources-Utica, LLC/ARU Finance Corp., 3.50%, 3/1/21(1)(5)		$3,711	$4,686,849
Nabors Industries, Inc., 0.75%, 1/15/24(1)		9,565	7,712,259

Total Convertible Bonds (identified cost $10,480,953)			$12,399,108

Asset-Backed Securities — 0.5%
Security	Principal Amount (000’s omitted)		Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		$1,201	$1,244,494
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(6)		933	943,004

Total Asset-Backed Securities (identified cost $2,127,320)			$2,187,498

4

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(1)(7)	$2,000	$1,714,607
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class D, 3.702%, 5/15/48(7)	5,000	4,083,700
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.134%, 7/15/50(1)(7)	2,650	2,338,052
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)	3,685	2,775,939
Motel 6 Trust
Series 2017-MTL6, Class E, 4.81%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(8)	2,576	2,602,836
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,702,950
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,880,512
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,101,636
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	2,828,480

Total Commercial Mortgage-Backed Securities (identified cost $28,049,231)		$29,028,712

Senior Floating-Rate Loans — 0.6%(9)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(10)
Education Management, LLC, Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing 7/2/20(11)	$197	$93,350
Education Management, LLC, Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing 7/2/20(11)(15)	442	0

		$93,350

Health Care — 0.6%
BioClinica, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing 10/20/23	$2,724	$2,669,874

		$2,669,874

Total Senior Floating-Rate Loans (identified cost $3,296,979)		$2,763,224

Common Stocks — 7.7%

Security	Shares	Value
Banks — 0.7%
Regions Financial Corp.	191,728	$3,686,928

		$3,686,928

Business Equipment and Services — 0.0%
Education Management Corp.(11)(12)(13)	2,788,966	$0

		$0

5

Security	Shares	Value
Electronics — 0.6%
Corning, Inc.	88,391	$2,759,567

		$2,759,567

Home Builders — 1.6%
CalAtlantic Group, Inc.	74,630	$4,188,982
Lennar Corp., Class A	56,512	3,541,042
Lennar Corp., Class B	1,130	57,223

		$7,787,247

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand PLC	24,650	$2,332,630
Toshiba Corp.(12)	332,000	950,057

		$3,282,687

Oil & Gas — 2.5%
Frontera Energy Corp.(12)	85,480	$3,040,524
Royal Dutch Shell PLC, Class B, ADR	72,926	5,245,567
Sable Permian Resources, LLC(11)(12)(13)	11,719,991	3,984,797

		$12,270,888

Retail — 0.1%
Signet Jewelers, Ltd.	12,300	$650,670

		$650,670

Semiconductors — 0.9%
Intel Corp.	51,983	$2,502,462
QUALCOMM, Inc.	26,300	1,794,975

		$4,297,437

Transportation — 0.6%
A.P. Moller—Maersk A/S, Class B	1,735	$3,097,356

		$3,097,356

Total Common Stocks (identified cost $42,490,353)		$37,832,780

Convertible Preferred Stocks — 3.2%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(11)(12)(13)	3,103	$0

		$0

Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,916,900

		$2,916,900

Oil & Gas — 1.9%
Chesapeake Energy Corp., 5.75%	14,865	$9,139,458

		$9,139,458

6

Security	Shares	Value
Pharmaceuticals — 0.7%
Teva Pharmaceutical Industries, Ltd., 7.00%	9,020	$3,419,843

		$3,419,843

Total Convertible Preferred Stocks (identified cost $20,029,609)		$15,476,201

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	52,150	$1,047,694

Total Preferred Stocks (identified cost $1,242,848)		$1,047,694

Warrants — 0.0%

Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22 (11)(12)(13)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 17.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	85,085,435	$85,093,943

Total Short-Term Investments (identified cost $85,092,282)		$85,093,943

Total Investments — 99.9% (identified cost $487,174,100)		$488,785,843

Other Assets, Less Liabilities — 0.1%		$567,558

Net Assets — 100.0%		$489,353,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

7

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $129,538,105 or 26.5% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $18,743,157 or 3.8% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2018.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	Amount is less than 0.05%.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $285,004.

(15)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

8

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	56.1%	$274,760,607
Brazil	9.5	46,600,057
Canada	8.6	42,104,621
Mexico	5.7	28,128,192
Australia	3.8	18,743,157
Supranational	3.8	18,569,995
Colombia	2.6	12,736,557
Malaysia	2.1	10,123,504
Norway	1.3	6,308,609
Israel	1.2	5,808,407
Argentina	1.2	5,680,259
Trinidad and Tobago	1.1	5,534,371
Netherlands	1.1	5,245,567
Denmark	0.8	3,827,048
Uruguay	0.5	2,442,960
Chile	0.3	1,221,875
Japan	0.2	950,057

Total Investments	99.9%	$488,785,843

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	69.3%	$338,975,974
Australian Dollar	6.2	30,476,125
Canadian Dollar	6.1	30,098,542
New Zealand Dollar	4.8	23,284,017
Mexican Peso	4.1	19,822,996
Brazilian Real	2.3	11,416,158
Malaysian Ringgit	2.1	10,123,504
Indian Rupee	2.0	9,892,654
Indonesian Rupiah	1.0	4,926,549
Other currency, less than 1% each	2.0	9,769,324

Total Investments	99.9%	$488,785,843

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

9

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Corporate Bonds & Notes	$—	$104,684,794		$—	$104,684,794
Foreign Corporate Bonds	—	94,662,226		—	94,662,226
Foreign Government Bonds	—	103,609,663		—	103,609,663
Convertible Bonds	—	12,399,108		—	12,399,108
Asset-Backed Securities	—	2,187,498		—	2,187,498
Commercial Mortgage-Backed Securities	—	29,028,712		—	29,028,712
Senior Floating-Rate Loans	—	2,669,874		93,350	2,763,224
Common Stocks	29,800,570	4,047,413	**	3,984,797	37,832,780
Convertible Preferred Stocks	6,336,743	9,139,458		0	15,476,201
Preferred Stocks	1,047,694	—		—	1,047,694
Warrants	—	—		0	0
Short-Term Investments	—	85,093,943		—	85,093,943
Total Investments	$37,185,007	$447,522,689		$4,078,147	$488,785,843

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

10

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (formerly, Eaton Vance Short Duration Real Return Fund) (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2018, the Fund owned 0.7% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2018 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 23.5%

Description		Value
Senior Debt Portfolio (identified cost, $53,599,535)		$54,645,110

Total Investment in Affiliated Portfolio (identified cost $53,599,535)		$54,645,110

U.S. Treasury Obligations — 52.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/18(1)	$1,067	$1,068,935
0.125%, 4/15/19(1)	13,685	13,677,600
0.125%, 4/15/20(1)	14,747	14,685,962
0.125%, 4/15/21(1)	14,571	14,442,574
0.125%, 1/15/22(1)	6,539	6,472,527
0.125%, 4/15/22(1)	11,461	11,298,141
0.125%, 7/15/22(1)	3,218	3,188,308
0.125%, 1/15/23(1)	11,541	11,360,925
0.625%, 7/15/21(1)	3,283	3,327,051
0.625%, 1/15/24(1)	10,043	10,121,627
1.125%, 1/15/21(1)	8,457	8,662,502
1.25%, 7/15/20(1)	6,221	6,400,162
1.375%, 1/15/20(1)	9,126	9,341,525
2.125%, 1/15/19(1)	2,872	2,934,052
2.375%, 1/15/25(1)	5,234	5,892,634

Total U.S. Treasury Obligations (identified cost $124,087,987)		$122,874,525

Commercial Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	$202	$202,246
Motel 6 Trust
Series 2017-MTL6, Class A, 2.48%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	1,982	1,990,268

Total Commercial Mortgage-Backed Securities (identified cost $2,185,279)		$2,192,514

1

Asset-Backed Securities — 20.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 9.0%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(2)	$1,812	$1,810,094
Series 2017-4, Class A, 2.00%, 7/10/20(2)	944	943,533
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	156	155,493
Series 2017-2, Class A2A, 1.65%, 9/18/20	813	811,780
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(2)	813	813,248
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	1,015	1,010,056
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,400	1,387,255
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class B, 3.04%, 8/15/23(2)	855	858,902
Drive Auto Receivables Trust
Series 2017-BA, Class A3, 1.74%, 6/17/19(2)	703	702,507
Enterprise Fleet Financing, LLC
Series 2016-1, Class A2, 1.83%, 9/20/21(2)	449	449,010
Series 2017-1, Class A2, 2.13%, 7/20/22(2)	471	470,309
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	17	17,401
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	614	612,773
Series 2017-1A, Class A1, 1.69%, 4/15/21(2)	513	511,186
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(2)	400	399,904
Series 2017-A, Class A3, 1.67%, 6/15/21	1,000	991,585
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(2)	500	499,646
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	1,835	1,825,041
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A3, 1.35%, 8/15/19	1,000	996,337
OSCAR US Funding Trust
Series 2017-2A, Class A2B, 2.204%, (1 mo. USD LIBOR + 0.65%), 11/10/20(2)(3)	500	500,718
Santander Drive Auto Receivables Trust
Series 2016-3, Class A3, 1.50%, 8/17/20	276	275,550
Series 2017-2, Class A2, 1.60%, 3/16/20	1,036	1,035,014
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	613	610,141
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/21(2)	1,200	1,203,914
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	510	509,779
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,500	1,493,699

		$20,894,875

2

Security	Principal Amount (000’s omitted)	Value
Computers — 0.3%
Dell Equipment Finance Trust
Series 2016-1, Class A2, 1.43%, 9/24/18(2)	$161	$160,854
Series 2017-1, Class A2, 1.86%, 6/24/19(2)	450	449,616

		$610,470

Other — 10.7%
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487% to 12/16/24, 12/16/41(2)(4)	$438	$431,569
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,365	1,356,529
Conn Funding II, L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(2)	862	862,087
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	2,695	2,693,715
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	1,254	1,247,935
GreatAmerica Leasing Receivables Funding, LLC
Series 2017-1, Class A2, 1.72%, 4/22/19(2)	809	808,288
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(2)	2,220	2,222,473
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)	4,755	4,759,948
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(2)	1,976	1,986,681
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(2)	948	949,316
Series 2017-2A, Class A, 2.41%, 9/15/23(2)	4,543	4,545,814
Series 2017-3A, Class A, 2.36%, 11/15/23(2)	1,979	1,977,624
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(2)	460	461,715
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(2)	590	586,111

		$24,889,805

Single Family Home Rental — 0.5%
Colony American Homes
Series 2014-1A, Class D, 3.71%, (1 mo. USD LIBOR + 2.15%), 5/17/31(2)(3)	$148	$148,588
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)	344	342,874
Invitation Homes Trust
Series 2018-SFR1, Class A, (1 mo. USD LIBOR + 0.70%), 3/17/37(2)(5)	810	810,000

		$1,301,462

Total Asset-Backed Securities (identified cost $47,781,010)		$47,696,612

3

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(6)	3,939,748	$3,940,142

Total Short-Term Investments (identified cost $3,939,748)		$3,940,142

Total Investments — 99.4% (identified cost $231,593,559)		$231,348,903

Other Assets, Less Liabilities — 0.6%		$1,088,874

Net Assets — 100.0%		$232,437,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $39,663,803 or 17.0% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(4)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2018.

(5)	When-issued, variable rate security whose interest rate will be determined after January 31, 2018.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $12,234.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	$84,201
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	(2,602)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	45,813
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	106,654

4

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	$109,984
Barclays Bank PLC	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.223% (pays upon termination)	1/18/19	(16,075)
Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.010% (pays upon termination)	11/28/19	17,814
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.308% (pays upon termination)	2/3/20	(26,041)
Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.360% (pays upon termination)	8/26/20	107,844
Barclays Bank PLC	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.467% (pays upon termination)	9/14/20	43,341
Barclays Bank PLC	3,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.035% (pays upon termination)	11/21/20	17,270
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.145% (pays upon termination)	2/2/21	(94,205)
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.878% (pays upon termination)	7/3/21	65,560
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	91,018
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	31,431
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.147% (pays upon termination)	9/15/19	(69,399)

5

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	$3,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.860% (pays upon termination)	6/15/20	$15,454
Citibank, N.A.	3,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.880% (pays upon termination)	6/18/20	12,850
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.528% (pays upon termination)	7/29/20	50,133
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.471% (pays upon termination)	8/3/21	69,366
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.075% (pays upon termination)	9/28/22	49,798
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	1,424

							$711,633

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	$5,000	Pays	3-month USD-LIBOR-BBA(pays quarterly)	1.990% (pays semi-annually)	4/7/22	$(87,761)
LCH.Clearnet	7,000	Pays	3-month USD-LIBOR-BBA(pays quarterly)	2.081% (pays semi-annually)	11/6/22	(148,168)
LCH.Clearnet	5,000	Pays	3-month USD-LIBOR-BBA(pays quarterly)	2.089% (pays semi-annually)	11/17/22	(105,803)
LCH.Clearnet	10,000	Pays	3-month USD-LIBOR-BBA(pays quarterly)	2.487% (pays semi-annually)	1/29/23	(51,640)

						$(393,372)

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	-	London Interbank Offered Rate

6

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underling risk exposure is interest rate risk at January 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$919,955	$(208,322)
Swap contracts (centrally cleared)	—	(393,372)

Total	$919,955	$(601,694)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$54,645,110	$—	$—	$54,645,110
U.S. Treasury Obligations	—	122,874,525	—	122,874,525
Commercial Mortgage-Backed Securities	—	2,192,514	—	2,192,514
Asset-Backed Securities	—	47,696,612	—	47,696,612
Short-Term Investments	—	3,940,142	—	3,940,142
Total Investments	$54,645,110	$176,703,793	$—	$231,348,903
Swap Contracts	$—	$919,955	$—	$919,955
Total	$54,645,110	$177,623,748	$—	$232,268,858

Liability Description
Swap Contracts	$—	$(601,694)	$—	$(601,694)
Total	$—	$(601,694)	$—	$(601,694)

7

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Senior Debt Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018